                                                              File Nos. 33-85916
                                                                        811-8848


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 16

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 30

                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

                     ALLMERICA FINANCIAL LIFE INSURANCE AND
                            ANNUITY COMPANY (Name of
                             Depositor) 440 Lincoln
                           Street Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485
   -----
     X   on May 1, 2001 pursuant to paragraph (b) of Rule 485
   -----
         60 days after filing pursuant to paragraph (a) (1) of Rule 485
   -----
         on (date) pursuant to paragraph (a) (1) of Rule 485
   -----
         this post-effective amendment designates a new effective
   -----
         date for a previously filed post-effective amendment
   -----

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO. CAPTION IN PROSPECTUS
----------------- ---------------------
1.................Cover Page

2.................Special Terms

3.................Summary of Contract Features;  Summary of Fees and Expenses

4.................Condensed Financial Information;  Performance Information

5.................Description of the Companies, the Variable Accounts, and the
                  Underlying Investment Companies

6.................Charges and Deductions

7.................Description of the Contract

8.................Electing the Form of Annuity and the Annuity Date;
                  Description of Variable Annuity Payout Options; Annuity Benefit Payments

9.................Death Benefit

10................Payments;  Computation of Values;  Distribution

11................Surrender;  Withdrawals;  Charges for Surrender and
                  Withdrawal; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12................Federal Tax Considerations

13................Legal Matters

14................Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO. CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
----------------- ----------------------------------------------

15................Cover Page

16................Table of Contents

17................General Information and History

18................Services

19................Underwriters

20................Underwriters

----------------- -------------------------------------------------------

21................Performance Information

22................Annuity Benefit Payments

23................Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Pioneer Vision 2 variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This Prospectus also includes important information about the Pioneer Vision contract which is no longer being sold. See Appendix D.


A Statement of Additional Information dated May 1, 2001 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by completing the attached request card or by calling Annuity Client Services at 1-800-688-9915. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-P is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following portfolios:


PIONEER VARIABLE CONTRACTS TRUST           AIM VARIABLE INSURANCE FUNDS
Pioneer America Income VCT Portfolio       AIM V.I. Aggressive Growth Fund
Pioneer Balanced VCT Portfolio             AIM V.I. Capital Appreciation Fund
Pioneer Emerging Markets VCT Portfolio
Pioneer Equity-Income VCT Portfolio        ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Pioneer Europe VCT Portfolio               (CLASS B)
Pioneer Europe Select VCT Portfolio        Alliance Premier Growth Portfolio
Pioneer Fund VCT Portfolio                 Alliance Technology Portfolio
Pioneer Global Financials VCT Portfolio
Pioneer Global Health Care VCT Portfolio   DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)
Pioneer Global Telecoms VCT Portfolio      DGPF Growth Opportunities Series
Pioneer Growth Shares VCT Portfolio        DGPF Select Growth Series
Pioneer High Yield VCT Portfolio
Pioneer International Growth VCT           FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Portfolio                                  (CLASS 2)
Pioneer Mid-Cap Value VCT Portfolio        FT VIP Franklin Small Cap Fund
Pioneer Money Market VCT Portfolio         FT VIP Templeton Asset Strategy Fund
Pioneer Real Estate Growth VCT Portfolio   FT VIP Templeton International Smaller Companies
Pioneer Science & Technology VCT           Fund
Portfolio
Pioneer Small Company VCT Portfolio        VAN KAMPEN LIFE INVESTMENT TRUST
Pioneer Strategic Income VCT Portfolio     Van Kampen LIT Emerging Growth Portfolio
Pioneer Swiss Franc Bond VCT Portfolio


The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).


The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2001

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTACT FEATURES.................................        14
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS AND THE
 UNDERLYING INVESTMENT COMPANIES............................        20
INVESTMENT OBJECTIVES AND POLICIES..........................        22
PERFORMANCE INFORMATION.....................................        24
DESCRIPTION OF THE CONTRACT.................................        26
  A.   Payments.............................................        26
  B.   Right to Cancel Individual Retirement Annuity........        26
  C.   Right to Cancel All Other Contracts..................        27
  D.   Transfer Privilege...................................        27
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        28
  E.   Surrender............................................        28
  F.   Withdrawals..........................................        29
        Systematic Withdrawals..............................        30
        Life Expectancy Distributions.......................        30
  G.   Death Benefit........................................        31
        Death of the Annuitant Prior to the Annuity Date....        31
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        31
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        31
        Death of the Annuitant On or After the Annuity
        Date................................................        32
  H.   The Spouse of the Owner as Beneficiary...............        32
  I.   Assignment...........................................        32
  J.   Electing the Form of Annuity and the Annuity Date....        32
  K.   Description of Variable Annuity Payout Options.......        33
  L.   Annuity Benefit Payments.............................        34
        Determination of the First Variable Annuity Benefit
        Payment.............................................        34
        The Annuity Unit....................................        35
        Determination of the Number of Annuity Units........        35
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        35
  M.  Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        36
  N.   NORRIS Decision......................................        38
  O.   Computation of Values................................        38
        The Accumulation Unit...............................        38
        Net Investment Factor...............................        38
CHARGES AND DEDUCTIONS......................................        40
  A.   Variable Account Deductions..........................        40
        Mortality and Expense Risk Charge...................        40
        Administrative Expense Charge.......................        40
        Other Charges.......................................        40
  B.   Contract Fee.........................................        41
  C.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider Charge............................................        41
  D.   Premium Taxes........................................        41
  E.   Surrender Charge.....................................        42
        Charges for Surrender and Withdrawal................        42
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        43
        Withdrawal Without Surrender Charge.................        44
        Surrenders..........................................        44
        Charge at the Time Annuity Benefit Payments Begin...        45
  F.   Transfer Charge......................................        45

GUARANTEE PERIOD ACCOUNTS...................................        45
FEDERAL TAX CONSIDERATIONS..................................        47
  A.   General..............................................        47
        The Company.........................................        47
        Diversification Requirements........................        48
        Investor Control....................................        48
  B.   Qualified and Non-Qualified Contracts................        48
  C.   Taxation of the Contract in General..................        48
        Withdrawals Prior to Annuitization..................        49
        Annuity Payouts After Annuitization.................        49
        Penalty on Distribution.............................        49
        Assignments or Transfers............................        49
        Nonnatural Owners...................................        50
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        50
  D.   Tax Withholding......................................        50
  E.   Provisions Applicable to Qualified Employer Plans....        50
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        51
        Individual Retirement Annuities.....................        51
        Tax-Sheltered Annuities.............................        51
        Texas Optional Retirement Program...................        51
STATEMENTS AND REPORTS......................................        51
LOANS (QUALIFIED CONTRACTS ONLY)............................        52
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        52
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        53
VOTING RIGHTS...............................................        53
DISTRIBUTION................................................        54
LEGAL MATTERS...............................................        54
FURTHER INFORMATION.........................................        54
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       B-1
APPENDIX C -- THE DEATH BENEFIT.............................       C-1
APPENDIX D -- DIFFERENCES UNDER THE PIONEER VISION CONTRACT
 (FORM A3023-95)............................................       D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION...............       E-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACTS, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         3
ANNUITY BENEFIT PAYMENTS....................................         4
EXCHANGE OFFER..............................................         6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         8
PERFORMANCE INFORMATION.....................................         8
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.


CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.


FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under the Contract. Joint Owners are permitted if one of the two is the Annuitant.


SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Portfolio.


SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING PORTFOLIOS (PORTFOLIOS): an investment portfolio of the Pioneer Variable Contracts Trust ("Pioneer VCT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware Group Premium Fund ("DGPF"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), or Van Kampen Life Investment Trust ("Van Kampen").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Portfolios is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Portfolio's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-P, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Portfolios.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the Pioneer Vision 2 Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Portfolios. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.


                                                                 COMPLETE YEARS
                                                                      FROM
                                                                 DATE OF PAYMENT       CHARGE
(1) CONTRACT CHARGES:                                            ---------------       ------
                                                                   Less than 1           7%
                                                                   Less than 2           6%
                                                                   Less than 3           5%
                                                                   Less than 4           4%
                                                                   Less than 5           3%
                                                                   Less than 6           2%
                                                                   Less than 7           1%
                                                                   Thereafter            0%
SURRENDER CHARGE:*
  During the accumulation phase, this charge may be
  assessed upon surrender, withdrawal or annuitization
  under any commutable period certain option or a
  noncommutable period certain option of less than ten
  years. The charge is a percentage of payments withdrawn
  (in excess of any amount that is free of surrender
  charge) within the indicated time period.

*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when
(1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "Reduction or Elimination of
Surrender Charge and Additional Amounts Credited" under "E. Surrender Charge" in the CHARGES
AND DEDUCTIONS section.

TRANSFER CHARGE:                                                                        None
  The Company currently makes no charge for processing
  transfers, and guarantees that the first 12 transfers in
  a Contact year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed
  $25, to reimburse the Company for the costs of
  processing the transfer.

ANNUAL CONTRACT FEE:                                                                    $30
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is
  less than $50,000. The fee is waived for Contracts
  issued to and maintained by the trustee of a 401(k)
  plan.

OPTIONAL RIDER CHARGES:
  Under the following riders, 1/12th of the annual charge
  is deducted pro-rata on a monthly basis at the end of
  each Contract month and, if applicable, at termination
  of the rider. The charge on an annual basis as a
  percentage of the Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP)                                 0.25%
      Rider with a ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP)                                 0.15%
      Rider with a fifteen-year waiting period:

(2) ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                                                   1.25%
  ADMINISTRATIVE EXPENSE CHARGE:                                                       0.15%
                                                                                       ------
  TOTAL ANNUAL EXPENSES:                                                               1.40%


(3) ANNUAL UNDERLYING PORTFOLIO EXPENSES: Total expenses of the Underlying Portfolios are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Portfolios. The following table shows the expenses of the Underlying Portfolios as a percentage of average net assets for the year ended
December 31, 2000, as adjusted for any material changes.



                                                              SERVICE                              TOTAL PORTFOLIO
                                           MANAGEMENT FEE     FEES OR       OTHER EXPENSES             EXPENSES
                                             (AFTER ANY        12B-1      (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING PORTFOLIO                     VOLUNTARY WAIVERS)    FEES*        REIMBURSEMENTS)        REIMBURSEMENTS)
--------------------                     ------------------   --------   ---------------------   --------------------
Pioneer America Income VCT Portfolio...        0.55%           0.00%             0.29%           0.84%(1)(2)
Pioneer Balanced VCT Portfolio.........        0.65%           0.00%             0.17%           0.82%
Pioneer Emerging Markets VCT
 Portfolio.............................        0.36%           0.00%             1.43%           1.79%(2)(3)
Pioneer Equity-Income VCT Portfolio....        0.65%           0.00%             0.06%           0.71%
Pioneer Europe Select VCT
 Portfolio**...........................        0.93%           0.55%             0.00%           1.48%(3)
Pioneer Europe Select VCT
 Portfolio**...........................        0.00%           0.00%             1.50%           1.50%
Pioneer Fund VCT Portfolio.............        0.65%           0.00%             0.04%           0.69%(1)
Pioneer Global Financials VCT
 Portfolio**...........................        0.00%           0.00%             1.25%           1.25%
Pioneer Global Health Care VCT
 Portfolio**...........................        0.00%           0.00%             1.25%           1.25%
Pioneer Global Telecoms VCT
 Portfolio**...........................        0.00%           0.00%             1.25%           1.25%
Pioneer Growth Shares VCT Portfolio....        0.70%           0.00%             0.03%           0.73%(1)
Pioneer High Yield VCT Portfolio***....        0.00%           0.00%             1.25%           1.25%(3)
Pioneer International Growth VCT
 Portfolio.............................        1.00%           0.00%             0.25%           1.25%(1)
Pioneer Mid-Cap Value VCT Portfolio....        0.65%           0.00%             0.12%           0.77%
Pioneer Money Market VCT Portfolio.....        0.50%           0.00%             0.26%           0.76%(1)(2)
Pioneer Real Estate Growth VCT
 Portfolio.............................        0.80%           0.00%             0.30%           1.10%(1)
Pioneer Science & Technology VCT
 Portfolio***..........................        0.50%           0.00%             0.75%           1.25%(3)
Pioneer Small Company VCT
 Portfolio****.........................        0.65%           0.00%             0.60%           1.25%
Pioneer Strategic Income VCT
 Portfolio.............................        0.00%           0.00%             1.30%           1.30%(2)(3)
Pioneer Swiss Franc Bond VCT
 Portfolio.............................        0.65%           0.00%             0.27%           0.92%(1)
AIM V.I. Aggressive Growth Fund........        0.80%           0.00%             0.46%           1.26%(4)
AIM V.I. Capital Appreciation Fund.....        0.61%           0.00%             0.21%           0.82%
Alliance Premier Growth Portfolio
 (Class B).............................        1.00%           0.25%             0.05%           1.30%
Alliance Technology Portfolio
 (Class B).............................        0.97%           0.25%             0.09%           1.31%(5)
DGPF Growth Opportunities Series
 (Service Class).......................        0.75%           0.15%             0.09%           0.99%(6)
DGPF Select Growth Series
 (Service Class).......................        0.68%           0.15%             0.16%           0.99%(7)
FT VIP Franklin Small Cap Fund
 (Class 2).............................        0.53%           0.25%             0.28%           1.06%(8)(9)(10)
FT VIP Templeton Asset Strategy Fund
 (Class 2).............................        0.60%           0.25%             0.22%           1.07%(8)
FT VIP Templeton International Smaller
 Companies Fund........................        0.85%           0.25%             0.26%           1.36%(8)
Van Kampen LIT Emerging Growth
 Portfolio.............................        0.69%           0.00%             0.06%           0.75%



*The Company may receive service fees or 12b-1 fees from the Underlying Portfolios in return for providing certain services. In addition, the Company may receive fees from the investment advisers or other service providers for providing such services.

**Portfolios commenced operations on May 1, 2001; therefore expenses shown are estimated. For the fiscal year ending December 31, 2001, assuming no voluntary limitations, total expenses attributable to Class I shares as a percentage of average daily net assets are estimated to be 2.52% for the Pioneer Europe Select VCT Portfolio and 2.27% for each of the Pioneer Global Financials, Pioneer Global Health Care and Pioneer Global Telecoms VCT Portfolios.



***Portfolios commenced operations on May 1, 2000; therefore expenses shown are annualized.



****Portfolio commenced operations on January 22, 2001; therefore expenses shown are estimated. For the fiscal year ending December 31, 2001, assuming no voluntary limitations, total expenses attributable to Class I shares as a percentage of average daily net assets are estimated to be 1.35% for the Pioneer Small Company VCT Portfolio.



(1)Pioneer has agreed voluntarily through December 31, 2001 to limit its management fee and/or reimburse each portfolio for expenses to the extent that total expenses attributable to Class I shares will not exceed 1.50% for the Pioneer International Growth VCT Portfolio; 1.25% for the Pioneer America Income VCT Portfolio, Pioneer Growth Shares VCT Portfolio, Pioneer Fund VCT Portfolio, Pioneer Real Estate Growth VCT Portfolio and Pioneer Swiss Franc Bond VCT Portfolio; and 1.00% for the Pioneer Money Market VCT Portfolio. The total operating expenses attributable to Class I shares of these portfolios were less than their respective expense limitations during 2000. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer Investment Management, Inc. ("Pioneer") to declare further expense limitations with respect to these portfolios. These limitations/waivers may be terminated with notice.



(2)Total expenses are gross of amounts paid in connection with certain expense offset arrangements. Assuming reduction for expense offset arrangements, total operating expenses attributable to Class I shares for the fiscal year ended December 31, 2000, were 0.81% for the Pioneer America Income VCT Portfolio, 1.75% for the Pioneer Emerging Markets VCT Portfolio, 0.75% for the Pioneer Money Market VCT Portfolio and 1.25% for the Pioneer Strategic Income VCT Portfolio.



(3)Pioneer has agreed voluntarily through December 31, 2001 to limit its management fee and/or reimburse each portfolio for expenses to the extent that total expenses attributable to Class I shares will not exceed 1.75% for the Pioneer Emerging Markets VCT Portfolio, 1.50% for the Pioneer Europe VCT Portfolio, and 1.25% for the Pioneer High Yield VCT Portfolio, Pioneer
Science & Technology VCT Portfolio and Pioneer Strategic Income VCT Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These limitations/ waivers may be terminated with notice.



Excluding certain offset arrangements, but after the effect of the voluntary limitations, expenses attributable to Class I shares would have been 1.79% for the Pioneer Emerging Markets VCT Portfolio and 1.30% for the Pioneer Strategic Income VCT Portfolio. For the fiscal year ended December 31, 2000, assuming no voluntary limitations and no expense offset arrangements, portfolio expenses as a percentage of average daily net assets attributable to Class I shares were 2.45% for the Pioneer Emerging Markets VCT Portfolio, 1.55% for the Pioneer Europe VCT Portfolio, 2.35% for the Pioneer High Yield VCT Portfolio, 2.11% for the Pioneer Science & Technology VCT Portfolio and 2.97% for the Pioneer Strategic Income VCT Portfolio.



(4)Expenses have been restated to reflect current fees.



(5)Prior to May 1, 2000, the Advisor of Alliance Technology Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.20% of the average daily net assets. Effective May 1, 2000 the Advisor determined not to extend the expense limitation undertaking of the Portfolio. Absent any waiver or reimbursement the Total Operating Expenses would have been 1.33%.

(6)Service Class inception is May 1, 2000. Expenses shown are based on annualized amounts. The investment advisor for the DGPF Growth Opportunities Series is Delaware Management Company ("Delaware Management"). Effective May 1, 2001 through October 31, 2001, the investment advisor has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses, exclusive of 12b-1 fees, will not exceed 0.85%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). The declaration of a voluntary expense limitation does not bind Delaware Management to declare future expense limitations with respect to this Series.



(7)Service Class inception is May 1, 2000. Expenses shown are based on annualized amounts. Effective May 1, 2001 through October 31, 2001, the investment advisor, Delaware Management Company, has voluntarily agreed to waive its management fee and reimburse the DGPF Select Growth Series for expenses to the extent that total expenses will not exceed 0.85%, exclusive of the 12b-1fee. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Without the waiver and reimbursement arrangement and including the 12b-1 fee at its current level, total annual operating expenses for the Series would have been 1.06%. The declaration of a voluntary expense limitation does not bind Delaware Management to declare future expense limitations with respect to this Series.



Through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement, were 0.98% for DGPF Select Growth Series.



(8)The Fund's class 2 distribution plan or rule "12b-1 plan" is described in the Fund's prospectus.



(9)Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective
May 1, 2000.



(10)The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in Franklin Templeton Money Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Including this reduction the Total Operating Expenses were 1.02%.


The Underlying Portfolio information above was provided by the Underlying Portfolios and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples further assume the Underlying Portfolio expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is deducted only when the accumulated value is less than $50,000. Lower costs apply to Contracts owned and maintained under a 401(k) plan. Because the expenses of the Underlying Portfolios differ, separate examples are used to illustrate the expenses incurred by the Owner on an investment in the various Sub-Accounts.


See Appendix D for the expense examples for Pioneer Vision Contracts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, and no Rider:**


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Pioneer America Income VCT Portfolio.......................    $84        $117       $151       $262
Pioneer Balanced VCT Portfolio.............................    $84        $117       $150       $260
Pioneer Emerging Markets VCT Portfolio.....................    $93        $144       $197       $353
Pioneer Equity-Income VCT Portfolio........................    $83        $114       $145       $248
Pioneer Europe VCT Portfolio...............................    $90        $136       $182       $324
Pioneer Europe Select VCT Portfolio........................    $90        $136       $183       $326
Pioneer Fund VCT Portfolio.................................    $83        $113       $144       $246
Pioneer Global Financials VCT Portfolio....................    $88        $129       $171       $302
Pioneer Global Health Care VCT Portfolio...................    $88        $129       $171       $302
Pioneer Global Telecoms VCT Portfolio......................    $88        $129       $171       $302
Pioneer Growth Shares VCT Portfolio........................    $83        $114       $146       $250
Pioneer High Yield VCT Portfolio...........................    $88        $129       $171       $302
Pioneer International Growth VCT Portfolio.................    $88        $129       $171       $302
Pioneer Mid-Cap Value VCT Portfolio........................    $84        $115       $148       $254
Pioneer Money Market VCT Portfolio.........................    $83        $115       $147       $253
Pioneer Real Estate Growth VCT Portfolio...................    $87        $125       $164       $288
Pioneer Science & Technology VCT Portfolio.................    $88        $129       $171       $302
Pioneer Small Company VCT Portfolio........................    $88        $129       $171       $302
Pioneer Strategic Income VCT Portfolio.....................    $89        $130       $173       $307
Pioneer Swiss Franc Bond VCT Portfolio.....................    $85        $120       $155       $270
AIM V.I. Aggressive Growth Fund............................    $88        $129       $172       $303
AIM V.I. Capital Appreciation Fund.........................    $84        $117       $150       $260
Alliance Premier Growth Portfolio..........................    $89        $130       $173       $307
Alliance Technology Portfolio..............................    $89        $131       $174       $308
DGPF Growth Opportunities Series...........................    $86        $122       $159       $277
DGPF Select Growth Series..................................    $86        $122       $159       $277
FT VIP Franklin Small Cap Fund.............................    $86        $124       $162       $284
FT VIP Templeton Asset Strategy Fund.......................    $86        $124       $162       $285
FT VIP Templeton International Smaller Companies Fund......    $89        $132       $176       $313
Van Kampen LIT Emerging Growth Portfolio...................    $83        $115       $147       $252

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Pioneer America Income VCT Portfolio.......................    $87        $124       $163       $287
Pioneer Balanced VCT Portfolio.............................    $86        $124       $162       $285
Pioneer Emerging Markets VCT Portfolio.....................    $95        $151       $208       $376
Pioneer Equity-Income VCT Portfolio........................    $85        $121       $157       $274
Pioneer Europe VCT Portfolio...............................    $93        $143       $194       $348
Pioneer Europe Select VCT Portfolio........................    $93        $143       $195       $349
Pioneer Fund VCT Portfolio.................................    $85        $120       $156       $272
Pioneer Global Financials VCT Portfolio....................    $90        $136       $183       $326
Pioneer Global Health Care VCT Portfolio...................    $90        $136       $183       $326
Pioneer Global Telecoms VCT Portfolio......................    $90        $136       $183       $326
Pioneer Growth Shares VCT Portfolio........................    $86        $121       $158       $276
Pioneer High Yield VCT Portfolio...........................    $90        $136       $183       $326
Pioneer International Growth VCT Portfolio.................    $90        $136       $183       $326
Pioneer Mid-Cap Value VCT Portfolio........................    $86        $122       $160       $280
Pioneer Money Market VCT Portfolio.........................    $86        $122       $159       $279
Pioneer Real Estate Growth VCT Portfolio...................    $89        $132       $176       $312
Pioneer Science & Technology VCT Portfolio.................    $90        $136       $183       $326
Pioneer Small Company VCT Portfolio........................    $90        $136       $183       $326
Pioneer Strategic Income VCT Portfolio.....................    $91        $138       $185       $331
Pioneer Swiss Franc Bond VCT Portfolio.....................    $87        $127       $167       $294
AIM V.I. Aggressive Growth Fund............................    $91        $136       $183       $327
AIM V.I. Capital Appreciation Fund.........................    $86        $124       $162       $285
Alliance Premier Growth Portfolio..........................    $91        $138       $185       $331
Alliance Technology Portfolio..............................    $91        $138       $186       $332
DGPF Growth Opportunities Series...........................    $88        $129       $171       $301
DGPF Select Growth Series..................................    $88        $129       $171       $301
FT VIP Franklin Small Cap Fund.............................    $89        $131       $174       $308
FT VIP Templeton Asset Strategy Fund.......................    $89        $131       $174       $309
FT VIP Templeton International Smaller Companies Fund......    $91        $139       $188       $336
Van Kampen LIT Emerging Growth Portfolio...................    $86        $122       $159       $278

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**


WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Pioneer America Income VCT Portfolio.......................    $23        $71        $122       $262
Pioneer Balanced VCT Portfolio.............................    $23        $71        $121       $260
Pioneer Emerging Markets VCT Portfolio.....................    $33        $99        $169       $353
Pioneer Equity-Income VCT Portfolio........................    $22        $67        $115       $248
Pioneer Europe VCT Portfolio...............................    $30        $90        $154       $324
Pioneer Europe Select VCT Portfolio........................    $30        $91        $155       $326
Pioneer Fund VCT Portfolio.................................    $22        $67        $114       $246
Pioneer Global Financials VCT Portfolio....................    $27        $84        $142       $302
Pioneer Global Health Care VCT Portfolio...................    $27        $84        $142       $302
Pioneer Global Telecoms VCT Portfolio......................    $27        $84        $142       $302
Pioneer Growth Shares VCT Portfolio........................    $22        $68        $116       $250
Pioneer High Yield VCT Portfolio...........................    $27        $84        $142       $302
Pioneer International Growth VCT Portfolio.................    $27        $84        $142       $302
Pioneer Mid-Cap Value VCT Portfolio........................    $22        $69        $118       $254
Pioneer Money Market VCT Portfolio.........................    $22        $69        $118       $253
Pioneer Real Estate Growth VCT Portfolio...................    $26        $79        $135       $288
Pioneer Science & Technology VCT Portfolio.................    $27        $84        $142       $302
Pioneer Small Company VCT Portfolio........................    $27        $84        $142       $302
Pioneer Strategic Income VCT Portfolio.....................    $28        $85        $145       $307
Pioneer Swiss Franc Bond VCT Portfolio.....................    $24        $74        $126       $270
AIM V.I. Aggressive Growth Fund............................    $27        $84        $143       $303
AIM V.I. Capital Appreciation Fund.........................    $23        $71        $121       $260
Alliance Premier Growth Portfolio..........................    $28        $85        $145       $307
Alliance Technology Portfolio..............................    $28        $85        $145       $308
DGPF Growth Opportunities Series...........................    $25        $76        $130       $277
DGPF Select Growth Series..................................    $25        $76        $130       $277
FT VIP Franklin Small Cap Fund.............................    $25        $78        $133       $284
FT VIP Templeton Asset Strategy Fund.......................    $25        $78        $134       $285
FT VIP Templeton International Smaller Companies Fund......    $28        $87        $148       $313
Van Kampen LIT Emerging Growth Portfolio...................    $22        $69        $117       $252

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Pioneer America Income VCT Portfolio.......................    $26        $79        $135       $287
Pioneer Balanced VCT Portfolio.............................    $25        $78        $134       $285
Pioneer Emerging Markets VCT Portfolio.....................    $35        $107       $181       $376
Pioneer Equity-Income VCT Portfolio........................    $24        $75        $128       $274
Pioneer Europe VCT Portfolio...............................    $32        $98        $166       $348
Pioneer Europe Select VCT Portfolio........................    $32        $98        $167       $349
Pioneer Fund VCT Portfolio.................................    $24        $74        $127       $272
Pioneer Global Financials VCT Portfolio....................    $30        $91        $155       $326
Pioneer Global Health Care VCT Portfolio...................    $30        $91        $155       $326
Pioneer Global Telecoms VCT Portfolio......................    $30        $91        $155       $326
Pioneer Growth Shares VCT Portfolio........................    $25        $75        $129       $276
Pioneer High Yield VCT Portfolio...........................    $30        $91        $155       $326
Pioneer International Growth VCT Portfolio.................    $30        $91        $155       $326
Pioneer Mid-Cap Value VCT Portfolio........................    $25        $77        $131       $280
Pioneer Money Market VCT Portfolio.........................    $25        $76        $131       $279
Pioneer Real Estate Growth VCT Portfolio...................    $28        $87        $147       $312
Pioneer Science & Technology VCT Portfolio.................    $30        $91        $155       $326
Pioneer Small Company VCT Portfolio........................    $30        $91        $155       $326
Pioneer Strategic Income VCT Portfolio.....................    $30        $92        $157       $331
Pioneer Swiss Franc Bond VCT Portfolio.....................    $26        $81        $139       $294
AIM V.I. Aggressive Growth Fund............................    $30        $91        $155       $327
AIM V.I. Capital Appreciation Fund.........................    $25        $78        $134       $285
Alliance Premier Growth Portfolio..........................    $30        $92        $157       $331
Alliance Technology Portfolio..............................    $30        $93        $158       $332
DGPF Growth Opportunities Series...........................    $27        $83        $142       $301
DGPF Select Growth Series..................................    $27        $83        $142       $301
FT VIP Franklin Small Cap Fund.............................    $28        $85        $145       $308
FT VIP Templeton Asset Strategy Fund.......................    $28        $86        $146       $309
FT VIP Templeton International Smaller Companies Fund......    $31        $94        $160       $336
Van Kampen LIT Emerging Growth Portfolio...................    $25        $76        $130       $278


* The Contract fee is not deducted after annuitization. A surrender charge is assessed at the time of annuitization if you elect a noncommutable fixed period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect any life contingency option or a noncommutable fixed period certain option of ten years or longer.

** If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE PIONEER VISION 2 VARIABLE ANNUITY?

The Pioneer Vision 2 variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family during the accumulation phase;

    - income payments that you can receive for life;

    - issue age up to your 90th birthday (as long as the Annuitant is under age 90.)


The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among the available Sub-Accounts investing in the Underlying Portfolios (you may utilize up to seventeen Sub-Accounts at any one time, in addition to the Pioneer Money Market VCT Portfolio), to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Portfolios and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below: WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


I HAVE THE PIONEER VISION CONTRACT (FORM A3023-95) -- ARE THERE ANY DIFFERENCES
  BETWEEN THIS AND PIONEER VISION 2?

Yes. If your Contract is issued on Form No. A3023-95, the first version of Pioneer Vision, it is basically similar to the Contract described in this Prospectus ("Pioneer Vision 2") except as specifically indicated in APPENDIX D -- DIFFERENCES UNDER THE PIONEER VISION CONTRACT (FORM A3023-95). Note that APPENDIX D also includes the cumulative expense tables for the Pioneer Vision Contract (Form A3023-95). The form number is located in the bottom left-hand corner of your Contract pages, and may include some numbers or letters in addition to A3023-95 in order to identify state variations.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Portfolios, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to the beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30) - under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

An optional Minimum Guaranteed Annuity Payout ("M-GAP") Rider is currently available during the accumulation phase in most jurisdictions for a separate monthly charge. If elected, the Rider provides the Annuitant a guaranteed minimum amount of income after the specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. On each Contract anniversary, a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in your Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined; or

    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
           ----------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

For more details see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must also be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and one or more beneficiaries. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?


The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment ($2,000 for IRA's) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?


Prior to the Annuity Date, you may allocate payments among one or more of the variable Sub-Accounts investing in the Underlying Portfolios (up to a total of seventeen Sub-Accounts may be utilized at any one time, in addition to the Pioneer Money Market VCT Portfolio), the Guarantee Period Accounts and the Fixed Account.


THE VARIABLE ACCOUNT.  You have a choice of the following Underlying Portfolios:


Pioneer America Income VCT Portfolio         Pioneer Real Estate Growth VCT Portfolio
Pioneer Balanced VCT Portfolio               Pioneer Science & Technology VCT Portfolio
Pioneer Emerging Markets VCT Portfolio       Pioneer Small Company VCT Portfolio
Pioneer Equity-Income VCT Portfolio          Pioneer Strategic Income VCT Portfolio
Pioneer Europe VCT Portfolio                 Pioneer Swiss Franc Bond VCT Portfolio
Pioneer Europe Select VCT Portfolio          AIM V.I. Aggressive Growth Fund
Pioneer Fund VCT Portfolio                   AIM V.I. Capital Appreciation Fund
Pioneer Global Financials VCT Portfolio      Alliance Premier Growth Portfolio
Pioneer Global Health Care VCT Portfolio     Alliance Technology Portfolio
Pioneer Global Telecoms VCT Portfolio        DGPF Growth Opportunities Series
Pioneer Growth Shares VCT Portfolio          DGPF Select Growth Series
Pioneer High Yield VCT Portfolio             FT VIP Franklin Small Cap Fund
Pioneer International Growth VCT Portfolio   FT VIP Templeton Asset Strategy Fund
                                             FT VIP Templeton International Smaller Companies
Pioneer Mid-Cap Value VCT Portfolio          Fund
Pioneer Money Market VCT Portfolio           Van Kampen LIT Emerging Growth Portfolio


Each Underlying Portfolio operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Portfolios to meet your particular investment needs. For a more detailed description of the Underlying Portfolios, see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS AND/OR SOME OF THE SUB-ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING PORTFOLIOS?


Pioneer Investment Management, Inc. is the investment adviser to each Portfolio of Pioneer Variable Contracts Trust. A I M Advisors, Inc. is the investment adviser for the AIM V.I. Capital Apprecation Fund of AIM Variable Insurance Funds. Alliance Capital Management, L.P. serves as the investment adviser to the Alliance Premier Growth Portfolio and Alliance Technology Portfolio of Alliance Variable Products Series Fund, Inc. Delaware Management Company is the investment adviser for the DGPF Growth Opportunities Series and DGPF Select Growth Series of Delaware Group Premium Fund. The investment adviser for FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Templeton Investment Counsel, Inc. is the adviser to the FT VIP Templeton Asset Strategy Fund and the FT VIP Templeton International Smaller Companies Fund of Franklin Templeton Variable Insurance Products Trust. The invesment adviser for the Van Kampen LIT Emerging Growth Portfolio of the Van Kampen Life Investment Trust is Van Kampen Asset Management Inc.


CAN I MAKE TRANSFERS AMONG THE INVESTMENT CHOICES?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts, the Guarantee Period Accounts, and the Fixed Account. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Pioneer Money Market VCT Portfolio, are utilized at any one time. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge, but reserves the right to assess a processing charge guaranteed never to exceed $25. See "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.


You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Portfolios or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?


Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be income if you are under age 59 1/2. Each calendar year you can take without a surrender charge the greatest of 100% of Cumulative Earnings, 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy if the Owner is a trust or other nonnatural person.) Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment, which may increase or decrease the value of the account, may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)



In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued, and before age 65, you become disabled. Also, except in New York and New Jersey where it is not permitted by state law, you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" in "E. Surrender Charge" under CHARGES AND DEDUCTIONS.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

    - The Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment;

    - Gross payments, with interest compounding daily at an effective annual yield of 5% starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase (5% compounding not available in Hawaii and New York), decreased proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "G. Death Benefit.").

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from your Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender your Contract, make withdrawals, or receive payments under certain annuity payout options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 7% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described in "D. Premium Taxes" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual Mortality and Expense Risk Charge and an Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Underlying Portfolio. The Portfolios will incur certain management fees and expenses which are more fully described in "Other Charges" under "A. Variable Account Deductions" and in the prospectuses of the Underlying Portfolios, which accompany this Prospectus. These charges vary among the Underlying Portfolios and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. For more specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Portfolio Expenses" under the SUMMARY OF FEES AND EXPENSES section.

Subject to state availability, the Company currently offers an optional Minimum Guaranteed Annuity Payout ("M-GAP") Rider for an additional charge. If you elect the Rider, a separate monthly charge is deducted from the Contract's Accumulated Value at the end of each month within which the Rider has been in effect. The charge is assessed by multiplying the Accumulated Value on the last day of each month and, if applicable, on the date the Rider is terminated by 1/12th of the following annual percentage rates:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  ten-year waiting period...................................   0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  fifteen-year waiting period...............................   0.15%

For a description of this Rider, see "C. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider Charge" under CHARGES AND DEDUCTIONS, and "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or
(2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "B. Right to Cancel Individual Retirement Annuity" and "C. Right to Cancel All Other Contracts" under DESCRIPTION OF THE CONTRACT.

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                    AND THE UNDERLYING INVESTMENT COMPANIES


The Companies Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, Allmerica Financial had over $18 billion in assets and over $27 billion of life insurance in force.


Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 2000, First Allmerica and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


THE VARIABLE ACCOUNTS Each Company maintains a separate account called Separate Account VA-P (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on October 27, 1994. The Variable Account of First Allmerica was authorized by the vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.


Separate Account VA-P is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Contract are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company may offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. The Variable Account also may invest in other Underlying Portfolios which are not available to the Contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES


PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer may enter into subadvisory agreements with other investment advisers under which a subadviser would manage the day-to-day investments of a portfolio, subject to supervision by Pioneer. Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.



AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment adviser for the AIM V.I. Capital Appreciation Fund and AIM V.I. Aggressive Growth Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Two of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.


DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF"), previously a Maryland corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth Opportunities Series and the DGPF Select Growth Series. Delaware Management and its predecessors have been managing the funds in the Delaware Investments family since 1938.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $226.9 billion (as of December 31, 2000) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. FT VIP Templeton Investment Counsel LLC is the investment adviser to the FT VIP Templeton Asset Strategy Fund and Templeton International Smaller Companies Fund.


VAN KAMPEN LIFE INVESTMENT TRUST. Van Kampen Life Investment Trust ("Van Kampen") is a diversified, open-end management investment company registered with the SEC under the 1940 Act. Van Kampen Asset Management Inc. is the investment adviser for the Van Kampen LIT Emerging Growth Portfolio. The adviser is a wholly owned subsidiary of Van Kampen Investments Inc., a diversified asset management company. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING PORTFOLIOS, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") are available upon request. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

PIONEER VARIABLE CONTRACTS TRUST:

PIONEER AMERICA INCOME VCT PORTFOLIO -- invests for as high a level of current income as is consistent with the preservation of capital. The portfolio invests in U.S. government securities.

PIONEER BALANCED VCT PORTFOLIO -- invests for capital growth and current income by actively managing investments in a diversified portfolio of common stocks and bonds.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests in securities of emerging market issuers for long-term growth of capital.

PIONEER EQUITY-INCOME VCT PORTFOLIO -- invests in a portfolio of income producing equity securities of U.S. corporations for current income and long-term capital growth.

PIONEER EUROPE VCT PORTFOLIO -- invests in European issuers for long-term growth of capital.


PIONEER EUROPE SELECT VCT PORTFOLIO -- invests for capital growth through a portfolio of securities consisting primarily of equity securities of European issuers.


PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.


PIONEER GLOBAL FINANCIALS VCT PORTFOLIO -- invests for capital growth through a concentrated portfolio of securities consisting primarily of equity securities of financial services companies.



PIONEER GLOBAL HEALTH CARE VCT PORTFOLIO -- invests for capital growth through a concentrated portfolio of securities consisting primarily of equity securities of health care companies.



PIONEER GLOBAL TELECOMS VCT PORTFOLIO -- invests for capital growth through a concentrated portfolio of securities consisting primarily of equity securities of telecommunications companies.


PIONEER GROWTH SHARES VCT PORTFOLIO -- invests in equity securities for appreciation of capital.


PIONEER HIGH YIELD VCT PORTFOLIO -- invests in below investment grade debt securities and preferred stocks to maximize total return through a combination of income and capital appreciation.


PIONEER INTERNATIONAL GROWTH VCT PORTFOLIO -- invests primarily in non-U.S. equity securities for long-term growth of capital.

PIONEER MID-CAP VALUE VCT PORTFOLIO -- invests in a diversified portfolio of common stocks for capital appreciation.

PIONEER MONEY MARKET VCT PORTFOLIO -- invests for current income consistent with preserving capital and providing liquidity.

PIONEER REAL ESTATE GROWTH VCT PORTFOLIO -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective.


PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO -- invests for capital growth in equity securities of issuers expected to benefit from the development, advancement or use of science or technology.



PIONEER SMALL COMPANY VCT PORTFOLIO -- invests for capital growth through a diversified portfolio consisting primarily of common stocks of small companies.


PIONEER STRATEGIC INCOME VCT PORTFOLIO -- invests in debt securities for a high level of current income.

PIONEER SWISS FRANC BOND VCT PORTFOLIO -- invests to approximate the performance of the Swiss franc relative to the U.S. dollar while earning a reasonable level of income.

AIM VARIABLE INSURANCE FUNDS:


AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.



AIM V.I. CAPITAL APPRECIATION FUND -- seeks growth of capital.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:


ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.



ALLIANCE TECHNOLOGY PORTFOLIO (CLASS B) -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.


DELAWARE GROUP PREMIUM FUND:

DGPF GROWTH OPPORTUNITIES SERIES (SERVICE CLASS) -- seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.

DGPF SELECT GROWTH SERIES (SERVICE CLASS) -- seeks to provide long-term capital appreciation which the Series attempts to achieve by investing primarily in equity securities of companies which the investment manager believes have the potential for high earnings growth.

FRANKIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:


FT VIP FRANKLIN SMALL CAP FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in equity securities of small cap U.S. companies with market cap values of less than $1.5 billion or similar in size to those in the Russell 2000 Index at the time of purchase.



FT VIP TEMPLETON ASSET STRATEGY FUND (CLASS 2) -- seeks a high level of total return. The fund invests in equity securities of companies in any nation, debt securities of companies and governments of any nation, including emerging markets, and in money market instruments.

FT VIP TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND (CLASS 2) -- seeks long-term capital appreciation. The fund invests primarily in the equity securities of smaller companies located outside the U.S., including emerging markets.


VAN KAMPEN LIFE INVESTMENT TRUST:

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO -- seeks capital appreciation.

If there is a material change in the investment policy of a Sub-Account or the Underlying Portfolio in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION


The Pioneer Vision 2 Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and (2) the periods that the Underlying Portfolios have been in existence (Tables 2A and 2B). Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Portfolios and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that it is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. All performance tables referenced in this section may be found in the SAI.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Pioneer Money Market VCT Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Portfolio other than the Pioneer Money Market VCT Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Portfolio charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of the Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider charge.

Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B in the SAI is calculated in exactly the same manner as that in Tables 1A and 1B, respectively; however, the period of time is based on the Underlying Portfolio's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Portfolio was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                          DESCRIPTION OF THE CONTRACT

A.  PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office, on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:


    - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's).



    - Under a monthly automatic payment plan, the minimum initial payment is $50.



    - Each subsequent payment must be at least $50.


    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Pioneer Money Market VCT Portfolio.


Generally, unless otherwise requested, all subsequent payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Pioneer Money Market VCT Portfolio.



The Owner may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone transfer instructions are tape recorded.


B.  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payment(s) received. In some states, however, the refund may equal the greater of
(a) gross payments or (b) the amounts allocated to the Fixed and

Guaranteed Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts plus any amounts deducted under the Contract or by the Underlying Portfolios for taxes, charges or fees. At the time the Contract is issued the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

D.  TRANSFER PRIVILEGE


At any time prior to the Annuity Date, an Owner may transfer amounts among investment options upon written or telephone request to the Company. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Pioneer Money Market VCT Portfolio, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Pioneer Money Market VCT Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

The first twelve transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.


The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Portfolios, and may adversely affect an Underlying Portfolios' ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Portfolios, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.


The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Portfolios that it may provide such services to. The Company does not charge the Owner for providing additional support services.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Pioneer Money Market VCT Portfolio or the Sub-Account investing in the Pioneer America Income VCT Portfolio (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Portfolio being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.


To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information, see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.


The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

E.  SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the

Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only a Contract annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

F.  WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal, satisfactory to the Company. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be a minimum amount of $100. No withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000, except in New York where no specific balance is required. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender" under DESCRIPTION OF THE CONTRACT.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program." For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.


LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return properly signed LED request form to the Principal Office.


The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.


If an Owner elects the Company's LED option (based upon the applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "C. Taxation of the Contracts in General." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

G.  DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "H. The Spouse of the Owner as Beneficiary." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout that payment's entire accumulation phase, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately to reflect withdrawals); or (c) the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal under
(b) or (c), the proportionate reduction is calculated as follows:

                            Amount of the Withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value on the Valuation Date that the Company receives proof of death (increased by any positive Market Value Adjustment) or
(b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or
(b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Portfolio. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Sub-Account investing in the

Pioneer Money Market VCT Portfolio. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value will be based on the unit values next computed after receipt of due proof of death.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

H.  THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Portfolio and (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Portfolio. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

I.  ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

J.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

THE OWNER SELECTS THE ANNUITY DATE. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90. The Internal Revenue Code (the "Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout option is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A - MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option(s) selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain option may elect instead to receive a lump sum settlement. See "K. Description of Variable Annuity Payout Options."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If the Owner exercises the M-GAP Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and must occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract.

K.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Pioneer Fund VCT Portfolio, Pioneer Growth Shares VCT Portfolio, Pioneer International Growth VCT Portfolio, and the Pioneer America Income VCT Portfolio.


The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity payout options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

       Where:  (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

               (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to 30. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

L.  ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "N. NORRIS Decision" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For commutable period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts), and all variable period certain options, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

If the Owner elects the M-GAP Rider, at annuitization the annuity benefit payments provided under the Rider (calculated by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit

Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider," below.

M.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

An optional Minimum Guaranteed Annuity Payout ("M-GAP") Rider is currently available in most jurisdictions for a separate monthly charge. The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten-year or fifteen-year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined; or

    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal, by the following fraction:

                            amount of the withdrawal
                ------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS ON ELECTION OF THE M-GAP RIDER.

    - The Owner may elect the M-GAP Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.

    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his or her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his or her 73rd birthday.

EXERCISING THE M-GAP RIDER.

    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."

    - The Owner may only annuitize at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

    - The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination occurs (1) on or within thirty days after any Contract anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length at its then current price, if available.

    - The Owner may terminate the Rider at any time after the seventh Contract Anniversary following the effective date of the Rider.

    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.

    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

    - The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see DESCRIPTION OF THE CONTRACT).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                          MINIMUM
        CONTRACT            MINIMUM      GUARANTEED
       ANNIVERSARY         GUARANTEED      ANNUAL
       AT EXERCISE        BENEFIT BASE   INCOME(1)
  ---------------------   ------------   ----------
     10                     $162,889       $12,153
     15                     $207,892       $17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "K. Description of Variable Annuity Payout Options."


The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not affect Riders issued prior to the termination date, but, as noted above, Owners would not be able to purchase a new Rider under the repurchase feature. (See above, "TERMINATING THE M-GAP RIDER.")


Note: Adding the M-GAP Rider after the issue date and repurchasing the benefit will impact the Build with Interest and Growth Program offered under the GPA accounts since the M-GAP Rider charges are deducted on a pro-rata basis from all accounts including the GPA Accounts. See "Build With Interest and Growth Program" under GUARANTEE PERIOD ACCOUNTS.

N.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

O.  COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Portfolios. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT and GUARANTEE PERIOD ACCOUNTS.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.


NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:


    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see "Annuity Benefit Payments" in the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Portfolios are described in the prospectuses and SAIs for the Underlying Portfolios.

A.  VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. For specific information regarding the existence and effect of any waivers/ reimbursements see "Annual Underlying Portfolio Expenses" under SUMMARY OF FEES AND

EXPENSES. The prospectuses and SAIs for the Underlying Portfolios contain additional information concerning expenses of the Underlying Portfolios and should be read in conjunction with the Prospectus.

B.  CONTRACT FEE


A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract Fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.


Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the following classes of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Portfolios; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER CHARGE

The Company currently offers an optional M-GAP Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).


The applicable charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:


Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  ten-year
  waiting period............................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  fifteen-year
  waiting period............................................  0.15%

For a description of the Rider, see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT, above.

D.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:


    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or


    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.


If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.


E.  SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments -- accumulated payments invested in the Contract for more than seven years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:


                                    CHARGE AS PERCENTAGE
                                             OF
           YEARS FROM                   NEW PAYMENTS
         DATE OF PAYMENT                  WITHDRAWN
         ---------------                  ---------
           Less than 1                       7%
           Less than 2                       6%
           Less than 3                       5%
           Less than 4                       4%
           Less than 5                       3%
           Less than 6                       2%
           Less than 7                       1%
           Thereafter                        0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 7% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any one of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;
(4) other transactions where sales expenses are likely to be reduced; or
(5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios, investment managers or Sub-Advisers of the Underlying Portfolios; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents. Finally, if permitted under state law, surrender charges will be waived under Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

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
Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.


WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):


    Where (1) is:   100% of Cumulative Earnings (calculated as the Accumulated
                    Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

    Where (2) is:   15% of the Accumulated Value as of the Valuation Date the
                    Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

    Where (3) is:   The amount calculated under the Company's life expectancy
                    distribution option (see Life Expectancy Distributions above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $2,250, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 15% of Accumulated Value ($2,250); or

    (3) LED of 10.2% of Accumulated Value ($1,530).


The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment. See GUARANTEE PERIOD ACCOUNTS.


SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Surrender Value under the Contract, net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the Accumulation Unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see

"E. Surrender" and "F. Withdrawals" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York Contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or any noncommutable fixed period certain option for ten or more years (six years or more under New York Contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

F.  TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Pioneer Money Market VCT Portfolio. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Portfolio. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. However, under Contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Accounts without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "G. Death Benefit." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example 3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the

Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

BUILD WITH INTEREST AND GROWTH PROGRAM. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals (including withdrawals made as a part of a pro-rata deduction for charges under an M-GAP Rider purchased or repurchased after issue) in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the entire initial payment. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "A. Payments" under DESCRIPTION OF THE CONTRACT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender" and "F. Withdrawals" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "E. Surrender Charge" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

A.  GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Portfolios will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

B.  QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "Provisions Applicable to Qualified Employer Plans" below.

C.  TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity contract under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity contract for tax purposes, and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before the investment in the Contract is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2 or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

E.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to Owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contracts to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408(b) of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "B. Right to Cancel Individual Retirement Annuity."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax-exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA Contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA Contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS


An Owner is sent a report semi-annually which provides certain financial information about the Underlying Portfolios. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.


                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA contracts (i.e., contracts issued under Section 403(b) of the Code) and to contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisers and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Money Market Portfolio.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Portfolio no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Portfolios may be issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Portfolios may be also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies currently do not foresee any such disadvantages to either variable life owners or variable annuity owners, they intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If it were concluded that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Portfolio shares held by a Sub-Account, in the event that Underlying Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Underlying Portfolio shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation period, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Portfolio share. During the annuity period, the number of Underlying Portfolio shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Annuitant's voting interest in the Underlying Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contracts also are offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.


The Company pays commissions, not to exceed 7.0% of payments, to broker-dealers that sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract's Accumulated Value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-688-9915.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account and is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


If the Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge Amount is withdrawn, while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least seven full Contract years.


STATE RESTRICTIONS. In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

           If the Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, if the Contract is issued after the Annuitant's 81st birthday, no payments or transfers to the Fixed Account will be permitted at any time.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Money Market Portfolio.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender based on hypothetical Accumulated Values:

               HYPOTHETICAL          WITHDRAWAL           SURRENDER
CONTRACT       ACCUMULATED        WITHOUT SURRENDER         CHARGE         SURRENDER
  YEAR            VALUE             CHARGE AMOUNT         PERCENTAGE        CHARGE
--------       ------------       -----------------       ----------       ---------
    1           $54,000.00            $ 8,100.00               7%          $3,213.00
    2            58,320.00              8,748.00               6%           2,974.32
    3            62,985.60             12,985.60               5%           2,500.00
    4            68,024.45             18,024.45               4%           2,000.00
    5            73,466.40             23,466.40               3%           1,500.00
    6            79,343.72             29,343.72               2%           1,000.00
    7            85,691.21             35,691.21               1%             500.00
    8            92,546.51             42,546.51               0%               0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals of the Owner's account, based on hypothetical Accumulated Values.

               HYPOTHETICAL                            WITHDRAWAL           SURRENDER
CONTRACT       ACCUMULATED                          WITHOUT SURRENDER         CHARGE         SURRENDER
  YEAR            VALUE           WITHDRAWALS         CHARGE AMOUNT         PERCENTAGE        CHARGE
--------       ------------       -----------       -----------------       ----------       ---------
    1           $54,000.00        $     0.00            $ 8,100.00               7%           $  0.00
    2            58,320.00              0.00              8,748.00               6%              0.00
    3            62,985.60              0.00             12,985.60               5%              0.00
    4            68,024.45         30,000.00             18,024.45               4%            479.02
    5            41,066.40         10,000.00              6,159.96               3%            115.20
    6            33,551.72          5,000.00              5,032.76               2%              0.00
    7            30,835.85         10,000.00              4,625.38               1%             53.75
    8            22,502.72         15,000.00              3,375.41               0%              0.00

MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1
                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1
                               =  (1.0093) TO THE POWER OF 7 - 1
                               =  .06694

The market value adjustment    =  the market value factor multiplied by the withdrawal
                               =  .06694 X $62,985.60
                               =  $4,216.26

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06


    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.06)] TO THE POWER OF 2555/365 - 1

                               =  (1.01887) TO THE POWER OF 7 - 1

                               =  .13981

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Maximum (.13981 X $62,985.60 or $8,349.25)

                               =  Maximum ($8,806.02 or $8,349.25)

                               =  $8,349.25


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.06)] TO THE POWER OF 2555/365 - 1

                               =  (1.01887) TO THE POWER OF 7 - 1

                               =  .13981

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.13981 x $62,985.60 or $8,349.25)

                               =  Minimum of ($8,806.02 or $8,349.25)

                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL   HYPOTHETICAL
CONTRACT   ACCUMULATED    MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR        VALUE        ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
--------   ------------   ------------   -----------   -----------   -----------   -------------
    1       $53,000.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
    2        53,530.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
    3        58,883.00          0.00      58,883.00     57,881.25     55,125.00      58,883.00
    4        52,994.70        500.00      53,494.70     60,775.31     58,883.00      60,775.31
    5        58,294.17          0.00      58,294.17     63,814.08     60,775.31      63,814.08
    6        64,123.59        500.00      64,623.59     67,004.78     63,814.08      67,004.78
    7        70,535.95          0.00      70,535.95     70,355.02     67,004.78      70,535.95
    8        77,589.54        500.00      78,089.54     73,872.77     70,535.95      78,089.54
    9        85,348.49          0.00      85,348.49     77,566.41     78,089.54      85,348.49
   10        93,883.34          0.00      93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5%, reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                        HYPOTHETICAL                 HYPOTHETICAL
      CONTRACT          ACCUMULATED                  MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
        YEAR               VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
---------------------   ------------   -----------   ------------   -----------   -----------   -----------   -------------
          1              $53,000.00    $     0.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
          2               53,530.00          0.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
          3                3,883.00     50,000.00          0.00       3,883.00      4,171.13      3,972.50       4,171.13
          4                3,494.70          0.00        500.00       3,994.70      4,379.68      4,171.13       4,379.68
          5                3,844.17          0.00          0.00       3,844.17      4,598.67      4,379.68       4,598.67
          6                4,228.59          0.00        500.00       4,728.59      4,828.60      4,598.67       4,828.60
          7                4,651.45          0.00          0.00       4,651.45      5,070.03      4,828.60       5,070.03
          8                5,116.59          0.00        500.00       5,616.59      5,323.53      5,070.03       5,616.59
          9                5,628.25          0.00          0.00       5,628.25      5,589.71      5,616.59       5,628.25
         10                  691.07      5,000.00          0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals. The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a), (b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the death Benefit based on the Hypothetical Accumulated Values.

               HYPOTHETICAL       HYPOTHETICAL
CONTRACT       ACCUMULATED        MARKET VALUE       HYPOTHETICAL
  YEAR            VALUE            ADJUSTMENT        DEATH BENEFIT
--------       ------------       ------------       -------------
    1           $53,000.00           $  0.00          $53,000.00
    2            53,530.00            500.00           54,030.00
    3            58,883.00              0.00           58,883.00
    4            52,994.70            500.00           53,494.70
    5            58,294.17              0.00           58,294.17
    6            64,123.59            500.00           64,623.59
    7            70,535.95              0.00           70,535.95
    8            77,589.54            500.00           78,089.54
    9            85,348.49              0.00           85,348.49
   10            93,883.34              0.00           93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
         DIFFERENCES UNDER THE PIONEER VISION CONTRACT (FORM A3023-95) ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (FORM A3023-95)
      FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FORM A3023-95GRC)

1. The Guarantee Period Accounts are not available under the Pioneer Vision Contract.

2. The waiver of surrender charge in Pioneer Vision 2 for disability prior to age 65, diagnosis of a terminal illness or confinement to a nursing home until the later of one year after issue or 90 days (see "Reduction or Elimination of Surrender Charge") is not available under the Pioneer Vision Contract. Only the waiver for disability is available under Pioneer Vision 2 Contracts issued in New York and New Jersey.

3. The death benefit under the Pioneer Vision Contract that is payable upon the death of the Annuitant (or an Owner who is also the Annuitant) is the greatest of: (1) the Accumulated Value under the Contract next determined following receipt of due proof of death at the Principal Office; (2) the total amount of gross payments made under the Contract reduced proportionately to reflect the amount of all prior partial withdrawals, or
    (3) the death benefit that would have been payable on the most recent fifth year policy anniversary, increased for subsequent payments and reduced proportionately to reflect withdrawals after that date.

4. The Withdrawal Without Surrender Charge Amount (the "Free Withdrawal Amount") under the Pioneer Vision Contract is the greatest of
    (1) cumulative earnings; (2) 10% of the Accumulated Value as of the Valuation Date coincident with or next following the date of the withdrawal request; or (3) the amount calculated under the Company's life expectancy distribution. The percentage available under the Pioneer Vision 2 Contract is 15% rather than 10%.

5.  The following transfer provision applies to the Pioneer Vision Contract:


TRANSFER PRIVILEGE. At any time prior to the Annuity Date, subject to the seventeen Sub-Account limitation noted in "A. Payments", an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Accounts to the Fixed Account, where available. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to a written or telephone request. Except for transfers made under the automatic transfer option and for transfers made under contracts issued to residents of Texas, no transfers from the Fixed Account are permitted except during the 30-day period beginning on each Contract anniversary. During that 30-day "window" period, any amount (up to 100%) of Contract value in the Fixed Account may be transferred. In addition, in New York and Texas, transfers involving the Fixed Account outside this window period also are permitted if:
(1) there has been at least a 90-day period since the last transfer from the Fixed Account; and (2) the amount transferred from the Fixed Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.


The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.


The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Portfolios, and may adversely affect an Underlying Portfolios' ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Portfolios, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined amount, not less than $100, on a periodic basis (monthly, bi-monthly, or quarterly) from the Sub-Account investing in the Pioneer Money Market VCT Portfolio or the Pioneer America Income VCT Portfolio (the source account) to one or more of the other Sub-Accounts. Automatic transfers may not be made into the Fixed Account or, if applicable, the Portfolio being used as the source account. The Fixed Account also may be used as the source account from which periodic automatic transfers will be made to any of the Sub-Accounts provided that (1) the amount of each monthly transfer cannot exceed 10% of the value in the Fixed Account as of the date of the first transfer; (2) each bimonthly transfer cannot exceed 20% of the value in the Fixed Account as of the date of the first transfer, and (3) each quarterly transfer cannot exceed 25% of the value in the Fixed Account as of the date of the first transfer. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with specified percentage allocations. As frequently as requested, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to reestablish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Portfolios that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Account Rebalancing may not be in effect simultaneously.

6.  The surrender charge under Pioneer Vision Contract (Form A3023-95) is:

       YEARS FROM DATE     CHARGE AS PERCENTAGE OF NEW
         OF PAYMENT            PAYMENTS WITHDRAWN
       ---------------     ---------------------------
            0 - 3                     7%
              4                       6%
              5                       5%
              6                       4%
              7                       3%
         More than 7                  0%

7. For Pioneer Vision Contracts issued in Maryland, the surrender charge for monies surrendered out of the Variable Account is identical to the charge schedule shown in 6. above. Monies surrendered out of the Fixed Account, however, are subject to the following additional charges: in Year 8, measured from the date of payment, a 2% charge will apply, and in year 9 a 1% charge will apply.

8.  The Fixed Account under the Pioneer Vision Contract is not available in
    Oregon.

9. Because of the differences between the surrender charge (see 6. above) and the amount of the free withdrawal (see 4. above) in the Pioneer Vision Contract and Pioneer Vision 2 Contract, the following examples apply to Owners of the Pioneer Vision Contract, and should be referred to rather than the examples on pages 10 and 11 of this Prospectus.

(1)(a) If, at the end of the applicable time period, the Contract is surrendered or annuitized* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider(1):


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                         ------    -------    -------    --------
Pioneer America Income VCT Portfolio.......................    $88       $140       $172        $262
Pioneer Balanced VCT Portfolio.............................    $88       $139       $171        $260
Pioneer Emerging Markets VCT Portfolio.....................    $97       $166       $218        $353
Pioneer Equity-Income VCT Portfolio........................    $87       $136       $165        $248
Pioneer Europe VCT Portfolio...............................    $94       $157       $204        $324
Pioneer Europe Select VCT Portfolio........................    $94       $158       $205        $326
Pioneer Fund VCT Portfolio.................................    $86       $135       $164        $246
Pioneer Global Financials VCT Portfolio....................    $92       $151       $192        $302
Pioneer Global Health Care VCT Portfolio...................    $92       $151       $192        $302
Pioneer Global Telecoms VCT Portfolio......................    $92       $151       $192        $302
Pioneer Growth Shares VCT Portfolio........................    $87       $136       $166        $250
Pioneer High Yield VCT Portfolio...........................    $92       $151       $192        $302
Pioneer International Growth VCT Portfolio.................    $92       $151       $192        $302
Pioneer Mid-Cap Value VCT Portfolio........................    $87       $138       $168        $254
Pioneer Money Market VCT Portfolio.........................    $87       $137       $168        $253
Pioneer Real Estate Growth VCT Portfolio...................    $90       $147       $185        $288
Pioneer Science & Technology VCT Portfolio.................    $92       $151       $192        $302
Pioneer Small Company VCT Portfolio........................    $92       $151       $192        $302
Pioneer Strategic Income VCT Portfolio.....................    $92       $152       $195        $307
Pioneer Swiss Franc Bond VCT Portfolio.....................    $89       $142       $176        $270
AIM V.I. Aggressive Growth Fund............................    $92       $151       $193        $303
AIM V.I. Capital Appreciation Portfolio....................    $88       $139       $171        $260
Alliance Premier Growth Portfolio..........................    $92       $152       $195        $307
Alliance Technology Portfolio..............................    $92       $153       $195        $308
DGPF Growth Opportunities Series...........................    $89       $144       $180        $277
DGPF Select Growth Series..................................    $89       $144       $180        $277
FT VIP Franklin Small Cap Fund.............................    $90       $146       $183        $284
FT VIP Templeton Asset Strategy Fund.......................    $90       $146       $184        $285
FT VIP Templeton International Smaller Companies Fund......    $93       $154       $198        $313
Van Kampen LIT Emerging Growth Portfolio...................    $87       $137       $167        $252

(1)(b) If, at the end of the applicable time period, the Contract is surrendered or annuitized* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider(1) with a ten-year waiting period:


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                         ------    -------    -------    --------
Pioneer America Income VCT Portfolio.......................    $90       $147       $185        $287
Pioneer Balanced VCT Portfolio.............................    $90       $146       $184        $285
Pioneer Emerging Markets VCT Portfolio.....................    $99       $173       $229        $376
Pioneer Equity-Income VCT Portfolio........................    $89       $143       $178        $274
Pioneer Europe VCT Portfolio...............................    $96       $164       $215        $348
Pioneer Europe Select VCT Portfolio........................    $96       $165       $216        $349
Pioneer Fund VCT Portfolio.................................    $89       $142       $177        $272
Pioneer Global Financials VCT Portfolio....................    $94       $158       $205        $326
Pioneer Global Health Care VCT Portfolio...................    $94       $158       $205        $326
Pioneer Global Telecoms VCT Portfolio......................    $94       $158       $205        $326
Pioneer Growth Shares VCT Portfolio........................    $89       $143       $179        $276
Pioneer High Yield VCT Portfolio...........................    $94       $158       $205        $326
Pioneer International Growth VCT Portfolio.................    $94       $158       $205        $326
Pioneer Mid-Cap Value VCT Portfolio........................    $90       $145       $181        $280
Pioneer Money Market VCT Portfolio.........................    $89       $144       $181        $279
Pioneer Real Estate Growth VCT Portfolio...................    $93       $154       $197        $312
Pioneer Science & Technology VCT Portfolio.................    $94       $158       $205        $326
Pioneer Small Company VCT Portfolio........................    $94       $158       $205        $326
Pioneer Strategic Income VCT Portfolio.....................    $94       $159       $207        $331
Pioneer Swiss Franc Bond VCT Portfolio.....................    $91       $149       $189        $294
AIM V.I. Aggressive Growth Fund............................    $94       $158       $205        $327
AIM V.I. Capital Appreciation Portfolio....................    $90       $146       $184        $285
Alliance Premier Growth Portfolio..........................    $94       $159       $207        $331
Alliance Technology Portfolio..............................    $95       $160       $207        $332
DGPF Growth Opportunities Series...........................    $92       $151       $192        $301
DGPF Select Growth Series..................................    $92       $151       $192        $301
FT VIP Franklin Small Cap Fund.............................    $92       $153       $195        $308
FT VIP Templeton Asset Strategy Fund.......................    $92       $153       $196        $309
FT VIP Templeton International Smaller Companies Fund......    $95       $161       $210        $336
Van Kampen LIT Emerging Growth Portfolio...................    $89       $144       $180        $278


(*) The contract fee is not deducted after annuitization. No surrender charge is assessed at the time of annuitization in any Contract year under an option including a life contingency.

(1) If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in your Contract.

                                   APPENDIX E
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-P


                                                              YEAR ENDED DECEMBER 31,
                                                     -----------------------------------------
                                            2000       1999       1998       1997       1996       1995
                                          --------   --------   --------   --------   --------   --------
PIONEER AMERICA INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period...................    1.142      1.188      1.114      1.042      1.043     1.000
  End of Period.........................    1.259      1.142      1.188      1.114      1.042     1.043
Number of Units Outstanding at End of
 Period (in thousands)..................   20,185     25,714     23,977     12,729      6,317     3,267

PIONEER BALANCED VCT PORTFOLIO
Unit Value:
  Beginning of Period...................    1.558      1.541      1.516      1.312      1.185     1.000
  End of Period.........................    1.620      1.558      1.541      1.516      1.312     1.185
Number of Units Outstanding at End of
 Period (in thousands)..................   36,438     46,206     43,014     28,548     12,579     2,171

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period...................    1.844      1.046      1.000        N/A        N/A       N/A
  End of Period.........................    1.197      1.844      1.046        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................    7,624      5,051         27        N/A        N/A       N/A

PIONEER EQUITY-INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period...................    2.219      2.230      1.851      1.388      1.222     1.000
  End of Period.........................    2.513      2.219      2.230      1.851      1.388     1.222
Number of Units Outstanding at End of
 Period (in thousands)..................   71,418    100,962     90,684     66,458     33,466     5,553

PIONEER EUROPE VCT PORTFOLIO
Unit Values
  Beginning of Period...................    1.340      1.058      1.000        N/A        N/A       N/A
  End of Period.........................    1.077      1.340      1.058        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................   16,906      9,436      1,432        N/A        N/A       N/A

PIONEER EUROPE SELECT VCT PORTFOLIO
Unit Value:
  Beginning of Period...................      N/A        N/A        N/A        N/A        N/A       N/A
  End of Period.........................      N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................      N/A        N/A        N/A        N/A        N/A       N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period...................    1.495      1.311      1.053      1.000        N/A       N/A
  End of Period.........................    1.492      1.495      1.311      1.053        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................  146,664    135,236     67,486      4,171        N/A       N/A

                                                              YEAR ENDED DECEMBER 31,
                                                     -----------------------------------------
                                            2000       1999       1998       1997       1996       1995
                                          --------   --------   --------   --------   --------   --------
PIONEER GLOBAL FINANCIALS VCT PORTFOLIO
Unit Value:
  Beginning of Period...................      N/A        N/A        N/A        N/A        N/A       N/A
  End of Period.........................      N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................      N/A        N/A        N/A        N/A        N/A       N/A

PIONEER GLOBAL HEALTH CARE VCT PORTFOLIO
Unit Value:
  Beginning of Period...................      N/A        N/A        N/A        N/A        N/A       N/A
  End of Period.........................      N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................      N/A        N/A        N/A        N/A        N/A       N/A

PIONEER GLOBAL TELECOMS VCT PORTFOLIO
Unit Value:
  Beginning of Period...................      N/A        N/A        N/A        N/A        N/A       N/A
  End of Period.........................      N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................      N/A        N/A        N/A        N/A        N/A       N/A

PIONEER GROWTH SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period...................    1.420      1.333      1.000        N/A        N/A       N/A
  End of Period.........................    1.290      1.420      1.333        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................   80,492    113,004     62,983        N/A        N/A       N/A

PIONEER HIGH YIELD VCT PORTFOLIO
Unit Value:
  Beginning of Period...................    1.000        N/A        N/A        N/A        N/A       N/A
  End of Period.........................    1.032        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................    6,131        N/A        N/A        N/A        N/A       N/A

PIONEER INTERNATIONAL GROWTH VCT
 PORTFOLIO
Unit Value:
  Beginning of Period...................    1.643      1.154      1.211      1.171      1.094     1.000
  End of Period.........................    1.256      1.643      1.154      1.211      1.171     1.094
Number of Units Outstanding at End of
 Period (in thousands)..................   37,930     41,559     44,129     40,253     20,852     2,460

PIONEER MID-CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period...................    1.705      1.530      1.615      1.314      1.158     1.000
  End of Period.........................    1.984      1.705      1.530      1.615      1.314     1.158
Number of Units Outstanding at End of
 Period (in thousands)..................   50,399     64,824     67,868     61,925     36,746     7,981

PIONEER MONEY MARKET VCT PORTFOLIO
Unit Value:
  Beginning of Period...................    1.165      1.132      1.097      1.063      1.031     1.000
  End of Period.........................    1.215      1.165      1.132      1.097      1.063     1.031
Number of Units Outstanding at End of
 Period (in thousands)..................   30,127     31,725     18,693     12,330     10,655     3,210

                                                              YEAR ENDED DECEMBER 31,
                                                     -----------------------------------------
                                            2000       1999       1998       1997       1996       1995
                                          --------   --------   --------   --------   --------   --------
PIONEER REAL ESTATE GROWTH VCT PORTFOLIO
Unit Value:
  Beginning of Period...................    1.400      1.482      1.849      1.548      1.156     1.000
  End of Period.........................    1.788      1.400      1.482      1.849      1.548     1.156
Number of Units Outstanding at End of
 Period (in thousands)..................   11,911     14,737     19,513     19,818      7,063       342

PIONEER SCIENCE & TECHNOLOGY VCT
 PORTFOLIO
Unit Values
  Beginning of Period...................    1.000        N/A        N/A        N/A        N/A       N/A
  End of Period.........................    0.741        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................   10,416        N/A        N/A        N/A        N/A       N/A

PIONEER SMALL COMPANY VCT PORTFOLIO
Unit Value:
  Beginning of Period...................      N/A        N/A        N/A        N/A        N/A       N/A
  End of Period.........................      N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................      N/A        N/A        N/A        N/A        N/A       N/A

PIONEER STRATEGIC INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period...................    1.001      1.000        N/A        N/A        N/A       N/A
  End of Period.........................    1.032      1.001        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................    2,689        737        N/A        N/A        N/A       N/A

PIONEER SWISS FRANC BOND VCT PORTFOLIO
Unit Value:
  Beginning of Period...................    0.743      0.873      0.808      0.881      1.001     1.000
  End of Period.........................    0.734      0.743      0.873      0.808      0.881     1.001
Number of Units Outstanding at End of
 Period (in thousands)..................   47,586     57,026     46,404     26,864     14,677       886

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period...................      N/A        N/A        N/A        N/A        N/A       N/A
  End of Period.........................      N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................      N/A        N/A        N/A        N/A        N/A       N/A

AIM V.I. CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period...................    1.000        N/A        N/A        N/A        N/A       N/A
  End of Period.........................    0.832        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................   29,127        N/A        N/A        N/A        N/A       N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...................    1.000        N/A        N/A        N/A        N/A       N/A
  End of Period.........................    0.786        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................   44,257        N/A        N/A        N/A        N/A       N/A

                                                              YEAR ENDED DECEMBER 31,
                                                     -----------------------------------------
                                            2000       1999       1998       1997       1996       1995
                                          --------   --------   --------   --------   --------   --------
ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period...................    1.000        N/A        N/A        N/A        N/A       N/A
  End of Period.........................    0.646        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................   28,108        N/A        N/A        N/A        N/A       N/A

DGPF GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period...................    1.000        N/A        N/A        N/A        N/A       N/A
  End of Period.........................    0.831        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................   11,497        N/A        N/A        N/A        N/A       N/A

DGPF SELECT GROWTH SERIES
Unit Value:
  Beginning of Period...................    1.000        N/A        N/A        N/A        N/A       N/A
  End of Period.........................    0.790        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................   18,891        N/A        N/A        N/A        N/A       N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period...................    1.000        N/A        N/A        N/A        N/A       N/A
  End of Period.........................    0.832        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................   14,979        N/A        N/A        N/A        N/A       N/A

FT VIP TEMPLETON ASSET STRATEGY FUND
Unit Value:
  Beginning of Period...................    1.000        N/A        N/A        N/A        N/A       N/A
  End of Period.........................    0.999        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................    1,340        N/A        N/A        N/A        N/A       N/A

FT VIP TEMPLETON INTERNATIONAL SMALLER
 COMPANIES FUND
Unit Value:
  Beginning of Period...................    1.000        N/A        N/A        N/A        N/A       N/A
  End of Period.........................    0.964        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................      790        N/A        N/A        N/A        N/A       N/A

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...................    1.000        N/A        N/A        N/A        N/A       N/A
  End of Period.........................    0.795        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)..................   34,696        N/A        N/A        N/A        N/A       N/A

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-P


                                                                      YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------------
                                                          2000       1999       1998       1997       1996
                                                        --------   --------   --------   --------   --------
PIONEER AMERICA INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.130      1.175      1.102      1.030      1.000
  End of Period.......................................   1.245      1.130      1.175      1.102      1.030
Number of Units Outstanding at End of Period (in
 thousands)...........................................     303        369        291        203        180
PIONEER BALANCED VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.267      1.254      1.233      1.068      1.000
  End of Period.......................................   1.318      1.267      1.254      1.233      1.068
Number of Units Outstanding at End of Period (in
 thousands)...........................................     400        537        518        303        121
PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.843      1.047      1.000        N/A        N/A
  End of Period.......................................   1.196      1.843      1.047        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................     167         95          0        N/A        N/A
PIONEER EQUITY-INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.778      1.787      1.483      1.112      1.000
  End of Period.......................................   2.014      1.778      1.787      1.483      1.112
Number of Units Outstanding at End of Period (in
 thousands)...........................................   1,207      1,316      1,304        641        237
PIONEER EUROPE VCT PORTFOLIO
Unit Values
  Beginning of Period.................................   1.339      1.058      1.000        N/A        N/A
  End of Period.......................................   1.076      1.339      1.058        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................     242         69          0        N/A        N/A
PIONEER EUROPE SELECT VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................     N/A        N/A        N/A        N/A        N/A
  End of Period.......................................     N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................     N/A        N/A        N/A        N/A        N/A
PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.495      1.311      1.000        N/A        N/A
  End of Period.......................................   1.492      1.495      1.311        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................   2,176      1,849      1,191        N/A        N/A
PIONEER GLOBAL FINANCIALS VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................     N/A        N/A        N/A        N/A        N/A
  End of Period.......................................     N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................     N/A        N/A        N/A        N/A        N/A
PIONEER GLOBAL HEALTH CARE VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................     N/A        N/A        N/A        N/A        N/A
  End of Period.......................................     N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................     N/A        N/A        N/A        N/A        N/A
PIONEER GLOBAL TELECOMS VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................     N/A        N/A        N/A        N/A        N/A
  End of Period.......................................     N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................     N/A        N/A        N/A        N/A        N/A

                                                                      YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------------
                                                          2000       1999       1998       1997       1996
                                                        --------   --------   --------   --------   --------
PIONEER GROWTH SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.420      1.333      1.000        N/A        N/A
  End of Period.......................................   1.290      1.420      1.333        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................   1,572      1,594      1,216        N/A        N/A
PIONEER HIGH YIELD VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   1.032        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................      27        N/A        N/A        N/A        N/A
PIONEER INTERNATIONAL GROWTH VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.466      1.029      1.080      1.044      1.000
  End of Period.......................................   1.120      1.466      1.029      1.080      1.044
Number of Units Outstanding at End of Period (in
 thousands)...........................................     664        613        582        347         58
PIONEER MID-CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.339      1.201      1.268      1.031      1.000
  End of Period.......................................   1.558      1.339      1.201      1.268      1.031
Number of Units Outstanding at End of Period (in
 thousands)...........................................   1,040      1,052      1,069        615        166
PIONEER MONEY MARKET VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.109      1.077      1.044      1.011      1.000
  End of Period.......................................   1.156      1.109      1.077      1.044      1.011
Number of Units Outstanding at End of Period (in
 thousands)...........................................     332        346        306         98        309
PIONEER REAL ESTATE GROWTH VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.086      1.150      1.435      1.201      1.000
  End of Period.......................................   1.387      1.086      1.150      1.435      1.201
Number of Units Outstanding at End of Period (in
 thousands)...........................................      64         52         97         75         20
PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO
Unit Values
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.741        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................      64        N/A        N/A        N/A        N/A
PIONEER SMALL COMPANY VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................     N/A        N/A        N/A        N/A        N/A
  End of Period.......................................     N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................     N/A        N/A        N/A        N/A        N/A
PIONEER STRATEGIC INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.008      1.000        N/A        N/A        N/A
  End of Period.......................................   1.039      1.008        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................       3          2        N/A        N/A        N/A
PIONEER SWISS FRANC BOND VCT PORTFOLIO
Unit Value:
  Beginning of Period.................................   0.833      0.978      0.906      0.987      1.000
  End of Period.......................................   0.823      0.833      0.978      0.906      0.987
Number of Units Outstanding at End of Period (in
 thousands)...........................................   1,276      1,537        693        328         73

                                                                      YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------------
                                                          2000       1999       1998       1997       1996
                                                        --------   --------   --------   --------   --------
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.................................     N/A        N/A        N/A        N/A        N/A
  End of Period.......................................     N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................     N/A        N/A        N/A        N/A        N/A
AIM V.I. CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.832        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................     768        N/A        N/A        N/A        N/A
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.786        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................     230        N/A        N/A        N/A        N/A
ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.646        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................     149        N/A        N/A        N/A        N/A
DGPF GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.831        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................      66        N/A        N/A        N/A        N/A
DGPF SELECT GROWTH SERIES
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.789        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................      15        N/A        N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.832        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................      50        N/A        N/A        N/A        N/A
FT VIP TEMPLETON ASSET STRATEGY FUND
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.999        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................      71        N/A        N/A        N/A        N/A
FT VIP TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.964        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................      16        N/A        N/A        N/A        N/A
VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.795        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)...........................................      70        N/A        N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-P

                INVESTING IN SHARES OF THE UNDERLYING PORTFOLIOS




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PIONEER VISION PROSPECTUS OF SEPARATE ACCOUNT VA-P DATED MAY 1, 2001 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-688-9915.



                                DATED MAY 1, 2001



AFLIAC Pioneer Vision
AFLIAC Pioneer Vision 2

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY...............................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY................3

SERVICES......................................................................3

UNDERWRITERS..................................................................4

ANNUITY BENEFIT PAYMENTS......................................................4

EXCHANGE OFFER................................................................6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM...................8

PERFORMANCE INFORMATION.......................................................9

FINANCIAL STATEMENTS........................................................F-1

                         GENERAL INFORMATION AND HISTORY

Separate Account VA-P (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on October 27, 1994. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, the Company had over $18 billion in assets and over $27 billion of life insurance in force.


Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries (including the Company) had over $24 billion in combined assets and over $34 billion in life insurance in force.


Thirty Sub-Accounts of the Variable Account are available under the Pioneer Vision 2 contract (the "Contract") and Pioneer Vision contract (3023-95), a predecessor contract no longer being sold. (Pioneer Vision 2 and Pioneer Vision
- 3023-95 are referred to collectively as "the contracts.") Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust ("Pioneer"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance") Delaware Group Premium Fund ("DGPF"), Franklin Templeton Variable Insurance Products Trust ("FT VIP") or Van Kampen Life Investment Trust ("Van Kampen"), open-end, registered management investment companies. Twenty investment portfolios of Pioneer are available under the
Contract: the Pioneer America Income VCT Portfolio, Pioneer Balanced VCT Portfolio,

Pioneer Emerging Markets VCT Portfolio, Pioneer Equity-Income VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer Europe Select VCT Portfolio, Pioneer Fund VCT Portfolio (formerly Growth and Income Portfolio), Pioneer Global Financials VCT Portfolio, Pioneer Global Health Care VCT Portfolio, Pioneer Global Telecoms VCT Portfolio, Pioneer Growth Shares VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Growth VCT Portfolio, Pioneer Mid-Cap Value VCT Portfolio (formerly Capital Growth Portfolio), Pioneer Money Market VCT Portfolio, Pioneer Real Estate Growth VCT Portfolio, Pioneer Science & Technology VCT Portfolio, Pioneer Small Company VCT Portfolio, Pioneer Strategic Income VCT Portfolio, and Pioneer Swiss Franc Bond VCT Portfolio. Two portfolios of AVIF are available under the Contract: the AIM V.I. Aggressive Growth Fund and the AIM V.I. Capital Appreciation Fund. Two Alliance portfolios are available under the Contract: the Alliance Premier Growth Portfolio and the Alliance Technology Portfolio. Two DGPF series are available under the Contract: the DGPF Growth Opportunities Series and the DGPF Select Growth Series. Three FT VIP funds are available under the Contract: the FT VIP Templeton Asset Strategy Fund, the FT VIP Templeton International Smaller Companies Fund and the FT VIP Franklin Small Cap Fund. One Van Kampen portfolio is available under the
Contract: the Van Kampen LIT Emerging Growth Portfolio (together, the "Underlying Portfolios"). Each Underlying Portfolio has its own investment objectives and certain attendant risks.


                     TAXATION OF THE CONTRACTS, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the contracts or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio, and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of Separate Account VA-P of the Company as of December 31, 2000 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable laws to sell variable annuity policies.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 7.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 1.0% is paid to Pioneer Funds Distributor, Inc. for administrative and support services with respect to the distribution of the Contract; however, Pioneer Funds Distributor, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account, in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account VA-P (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000 were $22,012,309, $19,364,529 and $13,865,648.37.


No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account VA-P (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000.


                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the contracts is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period....................................$ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period........................................$5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses...............................$1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)................0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum).....................................0.000039

(6)  Net Investment Rate (4) - (5).............................................................0.000296

(7)  Net Investment Factor 1.000000 + (6)......................................................1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7).....................................$ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was 1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                 EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity Contract described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the Company's Elective Payment Variable Annuity contracts issued on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN THE EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Single Payment Exchanged Contract. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Portfolios to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Portfolios. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-    must be new payments to the Contract, including the initial payment,

-    must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

-    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

- The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

- The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

- A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total Return data and supplemental total return information may be advertised based on the period of time that an Underlying Portfolio and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

Total return data, however, may be advertised based on the period of time that the underlying Sub-Accounts and the Underlying Portfolios have been in existence. The results for any period prior to the Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

             (n)
     P(1 + T)     =   ERV

     Where:  P    =   a hypothetical initial payment to the Variable Account
                      of $1,000

             T    =   average annual total return

             n    =   number of years

            ERV   =   the ending redeemable value of the $1,000 payment at the
                      end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

                     CONTRACT FORM A3023-95 (PIONEER VISION)
                      (NO GUARANTEE PERIOD ACCOUNT OPTIONS)

                  YEARS FROM DATE OF      CHARGE AS PERCENTAGE OF
                  PAYMENT TO DATE OF       NEW PURCHASE PAYMENTS
                      WITHDRAWAL                 WITHDRAWN*
                      ----------                 ----------
                     Less than 3                     7%
                     Less than 4                     6%
                     Less than 5                     5%
                     Less than 6                     4%
                     Less than 7                     3%
                      Thereafter                     0%

                   CONTRACT FORM A3025-96 (PIONEER VISION II)
                     (WITH GUARANTEE PERIOD ACCOUNT OPTIONS)

                                    CHARGE AS PERCENTAGE
                                             OF
                     YEARS FROM         NEW PAYMENTS
                  DATE OF PAYMENT        WITHDRAWN
                  ---------------        ---------
                    Less than 1              7%
                    Less than 2              6%
                    Less than 3              5%
                    Less than 4              4%
                    Less than 5              3%
                    Less than 6              2%
                    Less than 7              1%
                     Thereafter              0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In all Contract years, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

             (n)
     P(1 + T)     =   ERV

     Where:  P    =   a hypothetical initial payment to the Variable Account
                      of $1,000

             T    =   average annual total return

             n    =   number of years

            ERV   =   the ending redeemable value of the $1,000 payment at the
                      end of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                            PIONEER VISION 2 CONTRACT

                                    TABLE 1A
             AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT FOR PERIODS
                            ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                   FOR YEAR                      SINCE
                                                    SUB-ACCOUNT      ENDED                   INCEPTION OF
                                                  INCEPTION DATE   12/31/00    5 YEARS        SUB-ACCOUNT
                                                  --------------   --------    -------        -----------
Pioneer America Income Portfolio.................     5/7/95          3.58%       3.20%           3.75%
Pioneer Balanced Portfolio.......................     4/9/95         -2.42%       6.08%           8.30%
Pioneer Emerging Markets Portfolio...............    10/30/98       -39.04%      N/A              6.46%
Pioneer Equity-Income Portfolio..................     3/5/95          6.03%      14.70%          16.56%
Pioneer Europe Portfolio.........................    10/30/98       -24.27%      N/A              1.32%
Pioneer Europe Select VCT Portfolio..............       N/A*          N/A        N/A              N/A
Pioneer Fund Portfolio...........................    10/31/97        -6.59%      N/A             12.16%
Pioneer Global Financials VCT Portfolio..........       N/A*          N/A        N/A              N/A
Pioneer Global Health Care VCT Portfolio.........       N/A*          N/A        N/A              N/A
Pioneer Global Telecoms VCT Portfolio............       N/A*          N/A        N/A              N/A
Pioneer Growth Shares Portfolio..................    10/31/97       -14.97%      N/A              6.96%
Pioneer High Yield Portfolio.....................     5/1/00          N/A        N/A             -2.95%
Pioneer International Growth Portfolio...........     3/29/95       -28.39%       1.87%           3.38%
Pioneer Mid-Cap Value Portfolio..................     3/2/95          9.09%      10.47%          11.82%
Pioneer Money Market Portfolio...................     3/5/95         -1.98%       2.72%           3.03%
Pioneer Real Estate Growth Portfolio.............     3/7/95         20.56%       8.43%          10.07%
Pioneer Science & Technology Portfolio...........     5/1/00          N/A        N/A            -30.32%
Pioneer Small Company VCT Portfolio..............       N/A*          N/A        N/A              N/A
Pioneer Strategic Income Portfolio...............     7/29/99        -3.04%      N/A             -1.45%
Pioneer Swiss Franc Bond Portfolio...............     11/5/95        -7.17%      -6.61%          -6.25%
AIM V.I. Aggressive Growth Fund..................       N/A*          N/A        N/A              N/A
AIM V.I. Capital Appreciation Fund...............     5/1/00          N/A        N/A            -21.78%
Alliance Premier Growth Portfolio................     5/1/00          N/A        N/A            -26.14%
Alliance Technology Portfolio....................     5/1/00          N/A        N/A            -39.23%
DGPF Growth Opportunities Series.................     5/1/00          N/A        N/A            -21.87%
DGPF Select Growth Series........................     5/1/00          N/A        N/A            -25.76%
FT VIP Franklin Small Cap Fund...................     5/1/00          N/A        N/A            -21.77%
FT VIP Templeton Asset Strategy Fund.............     5/1/00          N/A        N/A             -6.05%
FT VIP Templeton International Smaller Companies
Fund.............................................     5/1/00          N/A        N/A             -9.37%
Van Kampen LIT Emerging Growth Portfolio.........     5/1/00          N/A        N/A            -25.30%


* This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
             SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                            ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                   FOR YEAR                      SINCE
                                                    SUB-ACCOUNT      ENDED                   INCEPTION OF
                                                  INCEPTION DATE   12/31/00    5 YEARS        SUB-ACCOUNT
                                                  --------------   --------    -------        -----------
Pioneer America Income Portfolio.................     5/7/95         10.23%      3.83%            4.16%
Pioneer Balanced Portfolio.......................     4/9/95          3.98%      6.81%            8.78%
Pioneer Emerging Markets Portfolio...............    10/30/98       -35.12%      N/A              8.62%
Pioneer Equity-Income Portfolio..................     3/5/95         13.25%     15.51%           17.14%
Pioneer Europe Portfolio.........................    10/30/98       -19.61%      N/A              3.48%
Pioneer Europe Select VCT Portfolio..............       N/A*         N/A         N/A              N/A
Pioneer Fund Portfolio...........................    10/31/97        -0.19%      N/A             13.47%
Pioneer Global Financials VCT Portfolio..........       N/A*         N/A         N/A              N/A
Pioneer Global Health Care VCT Portfolio.........       N/A*         N/A         N/A              N/A
Pioneer Global Telecoms VCT Portfolio............       N/A*         N/A         N/A              N/A
Pioneer Growth Shares Portfolio..................    10/31/97        -9.17%      N/A              8.37%
Pioneer High Yield Portfolio.....................     5/1/00         N/A         N/A              3.20%
Pioneer International Growth Portfolio...........     3/29/95       -23.59%      2.80%            4.03%
Pioneer Mid-Cap Value Portfolio..................     3/2/95         16.35%     11.37%           12.47%
Pioneer Money Market Portfolio...................     3/5/95          4.26%      3.33%            3.40%
Pioneer Real Estate Growth Portfolio.............     3/7/95         27.70%      9.11%           10.50%
Pioneer Science & Technology Portfolio...........     5/1/00         N/A         N/A            -25.90%
Pioneer Small Company VCT Portfolio..............       N/A*         N/A         N/A              N/A
Pioneer Strategic Income Portfolio...............     7/29/99         3.09%      N/A              2.24%
Pioneer Swiss Franc Bond Portfolio...............     11/5/95        -1.23%     -6.02%           -5.82%
AIM V.I. Aggressive Growth Fund*.................       N/A*          N/A        N/A              N/A
AIM V.I. Capital Appreciation Fund...............     5/1/00          N/A        N/A            -16.79%
Alliance Premier Growth Portfolio................     5/1/00          N/A        N/A            -21.43%
Alliance Technology Portfolio....................     5/1/00          N/A        N/A            -35.35%
DGPF Growth Opportunities Series.................     5/1/00          N/A        N/A            -16.91%
DGPF Select Growth Series........................     5/1/00          N/A        N/A            -21.04%
FT VIP Franklin Small Cap Fund...................     5/1/00          N/A        N/A            -16.80%
FT VIP Templeton Asset Strategy Fund.............     5/1/00          N/A        N/A             -0.10%
FT VIP Templeton International Smaller Companies
Fund.............................................     5/1/00          N/A        N/A             -3.63%
Van Kampen LIT Emerging Growth Portfolio.........     5/1/00          N/A        N/A            -20.53%


* This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                            ENDING DECEMBER 31, 2000
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                           10 YEARS OR SINCE
                                                    UNDERLYING     FOR YEAR                  INCEPTION OF
                                                     PORTFOLIO       ENDED                    UNDERLYING
                                                  INCEPTION DATE   12/31/00    5 YEARS     PORTFOLIO IF LESS
                                                  --------------   --------    -------     -----------------
Pioneer America Income Portfolio.................     3/1/95          3.58%      3.20%            3.66%
Pioneer Balanced Portfolio.......................     3/1/95         -2.42%      6.08%            8.81%
Pioneer Emerging Markets Portfolio...............    10/30/98       -39.04%      N/A              6.46%
Pioneer Equity-Income Portfolio..................     3/1/95          6.03%     14.70%           16.52%
Pioneer Europe Portfolio.........................    10/30/98       -24.27%      N/A              1.32%
Pioneer Europe Select VCT Portfolio*.............       N/A          N/A         N/A              N/A
Pioneer Fund Portfolio...........................    10/31/97        -6.59%      N/A             12.16%
Pioneer Global Financials VCT Portfolio*.........       N/A          N/A         N/A              N/A
Pioneer Global Health Care VCT Portfolio*........       N/A          N/A         N/A              N/A
Pioneer Global Telecoms VCT Portfolio*...........       N/A          N/A         N/A              N/A
Pioneer Growth Shares Portfolio..................    10/31/97       -14.97%      N/A              6.96%
Pioneer High Yield Portfolio.....................     5/1/00         N/A         N/A             -2.95%
Pioneer International Growth Portfolio...........     3/1/95        -28.39%      1.87%            3.29%
Pioneer Mid-Cap Value Portfolio..................     3/1/95          9.09%     10.47%           11.81%
Pioneer Money Market Portfolio...................     3/1/95         -1.98%      2.72%            3.03%
Pioneer Real Estate Growth Portfolio.............     3/1/95         20.56%      8.43%           10.03%
Pioneer Science & Technology Portfolio...........     5/1/00         N/A         N/A            -30.32%
Pioneer Small Company VCT Portfolio*.............       N/A          N/A         N/A              N/A
Pioneer Strategic Income Portfolio...............     7/29/99        -3.04%      N/A             -1.45%
Pioneer Swiss Franc Bond Portfolio...............     11/1/95        -7.17%     -6.61%           -6.24%
AIM V.I. Aggressive Growth Fund..................     5/1/98         -4.87%      N/A             12.16%
AIM V.I. Capital Appreciation Fund...............     5/5/93        -17.40%     13.51%           15.76%
Alliance Premier Growth Portfolio**..............     6/26/92       -22.86%     19.54%           18.37%
Alliance Technology Portfolio**..................     1/11/96       -27.39%      N/A             19.43%
DGPF Growth Opportunities Series**...............     7/12/91       -15.27%     16.29%           12.91%
DGPF Select Growth Series**......................     5/3/99        -28.22%      N/A              1.46%
FT VIP Franklin Small Cap Fund**.................     11/1/95       -21.06%     17.99%           17.92%
FT VIP Templeton Asset Strategy Fund**...........     8/24/88        -7.34%     10.06%           12.11%
FT VIP Templeton International Smaller Companies
Fund**...........................................     5/1/96         -8.49%      N/A              1.57%
Van Kampen LIT Emerging Growth Portfolio.........     7/3/95        -16.72%     26.81%           27.67%


* This is a new Sub-Account so no historical figures are available.

** These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                           10 YEARS OR SINCE
                                                    UNDERLYING     FOR YEAR                  INCEPTION OF
                                                     PORTFOLIO       ENDED                    UNDERLYING
                                                  INCEPTION DATE   12/31/00   5 YEARS      PORTFOLIO IF LESS
                                                  --------------   --------   -------      -----------------
Pioneer America Income Portfolio.................     3/1/95         10.23%      3.83%             4.05%
Pioneer Balanced Portfolio.......................     3/1/95          3.98%      6.81%            9.27%
Pioneer Emerging Markets Portfolio...............    10/30/98       -35.12%      N/A              8.62%
Pioneer Equity-Income Portfolio..................     3/1/95         13.25%     15.51%           17.10%
Pioneer Europe Portfolio.........................    10/30/98       -19.61%      N/A              3.48%
Pioneer Europe Select VCT Portfolio*.............       N/A          N/A         N/A               N/A
Pioneer Fund Portfolio...........................    10/31/97        -0.19%      N/A             13.47%
Pioneer Global Financials VCT Portfolio*.........       N/A          N/A         N/A               N/A
Pioneer Global Health Care VCT Portfolio*........       N/A          N/A         N/A               N/A
Pioneer Global Telecoms VCT Portfolio*...........       N/A          N/A         N/A               N/A
Pioneer Growth Shares Portfolio..................    10/31/97        -9.17%      N/A              8.37%
Pioneer High Yield Portfolio.....................     5/1/00         N/A         N/A              3.20%
Pioneer International Growth Portfolio...........     3/1/95        -23.59%      2.80%            3.94%
Pioneer Mid-Cap Value Portfolio..................     3/1/95         16.35%     11.37%           12.46%
Pioneer Money Market Portfolio...................     3/1/95          4.26%      3.33%            3.39%
Pioneer Real Estate Growth Portfolio.............     3/1/95         27.70%      9.11%           10.47%
Pioneer Science & Technology Portfolio...........     5/1/00         N/A         N/A            -25.90%
Pioneer Small Company VCT Portfolio*.............       N/A          N/A         N/A               N/A
Pioneer Strategic Income Portfolio...............     7/29/99         3.09%      N/A              2.24%
Pioneer Swiss Franc Bond Portfolio...............     11/1/95        -1.23%     -6.02%           -5.81%
AIM V.I. Aggressive Growth Fund..................     5/1/98          1.16%      N/A             13.70%
AIM V.I. Capital Appreciation Fund...............     5/5/93        -12.14%     13.88%           15.76%
Alliance Premier Growth Portfolio**..............     6/26/92       -17.94%     19.84%           18.37%
Alliance Technology Portfolio**..................     1/11/96       -22.76%      N/A             19.73%
DGPF Growth Opportunities Series**...............     7/12/91        -9.89%     16.62%           12.91%
DGPF Select Growth Series**......................     5/3/99        -23.66%      N/A              4.73%
FT VIP Franklin Small Cap Fund**.................     11/1/95       -16.04%     18.30%           18.12%
FT VIP Templeton Asset Strategy Fund**...........     8/24/88        -1.47%     10.47%           12.11%
FT VIP Templeton International Smaller Companies
Fund**...........................................     5/1/96         -2.70%      N/A              2.13%
Van Kampen LIT Emerging Growth Portfolio.........     7/3/95        -11.41%     27.04%           27.79%


* This is a new Sub-Account so no historical figures are available.

** These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                       PIONEER VISION CONTRACT (A3023-95)

                                    TABLE 1A
                       TOTAL ANNUAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                   FOR YEAR                      SINCE
                                                    SUB-ACCOUNT      ENDED                    INCEPTION OF
                                                  INCEPTION DATE   12/31/00    5 YEARS        SUB-ACCOUNT
                                                  --------------   --------    -------        -----------
Pioneer America Income Portfolio.................     5/7/95          3.20%      2.86%           3.45%
Pioneer Balanced Portfolio.......................     4/9/95         -2.78%      5.79%           8.09%
Pioneer Emerging Markets Portfolio...............    10/30/98       -39.27%      N/A             5.59%
Pioneer Equity-Income Portfolio..................     3/5/95          5.74%     14.55%          16.38%
Pioneer Europe Portfolio.........................       N/A*          N/A        N/A              N/A
Pioneer Europe Select VCT Portfolio..............    10/30/98       -24.76%      N/A             0.34%
Pioneer Fund Portfolio...........................    10/31/97        -6.93%      N/A            11.66%
Pioneer Global Financials VCT Portfolio..........       N/A*          N/A        N/A              N/A
Pioneer Global Health Care VCT Portfolio.........       N/A*          N/A        N/A              N/A
Pioneer Global Telecoms VCT Portfolio............       N/A*          N/A        N/A              N/A
Pioneer Growth Shares Portfolio..................    10/31/97       -15.29%      N/A             6.41%
Pioneer High Yield Portfolio.....................     5/1/00          N/A        N/A            -3.31%
Pioneer International Growth Portfolio...........     3/29/95       -28.66%      1.53%           3.08%
Pioneer Mid-Cap Value Portfolio..................     3/2/95          8.99%     10.30%          11.61%
Pioneer Money Market Portfolio...................     3/5/95         -2.35%      2.38%           2.73%
Pioneer Real Estate Growth Portfolio.............     3/7/95         20.56%      8.18%           9.84%
Pioneer Science & Technology Portfolio...........     5/1/00          N/A        N/A           -30.58%
Pioneer Small Company VCT Portfolio..............       N/A*          N/A        N/A              N/A
Pioneer Strategic Income Portfolio...............     7/29/99        -3.40%      N/A            -2.32%
Pioneer Swiss Franc Bond Portfolio...............     11/5/95        -7.51%     -6.98%          -6.60%
AIM V.I. Aggressive Growth Fund..................       N/A*          N/A        N/A              N/A
AIM V.I. Capital Appreciation Fund...............     5/1/00          N/A        N/A           -22.07%
Alliance Premier Growth Portfolio................     5/1/00          N/A        N/A           -26.42%
Alliance Technology Portfolio....................     5/1/00          N/A        N/A           -39.46%
DGPF Growth Opportunities Series.................     5/1/00          N/A        N/A           -22.16%
DGPF Select Growth Series........................     5/1/00          N/A        N/A           -19.59%
FT VIP Franklin Small Cap Fund...................     5/1/00          N/A        N/A           -22.06%
FT VIP Templeton Asset Strategy Fund.............     5/1/00          N/A        N/A            -6.40%
FT VIP Templeton International Smaller Companies
Fund.............................................     5/1/00          N/A        N/A            -9.70%
Van Kampen LIT Emerging Growth Portfolio.........     5/1/00          N/A        N/A           -25.58%


* This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
              SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                            ENDING DECEMBER 31, 2000
                                 SINCE INCEPTION
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)




                                                                   FOR YEAR                      SINCE
                                                    SUB-ACCOUNT      ENDED                   INCEPTION OF
                                                  INCEPTION DATE   12/31/00    5 YEARS        SUB-ACCOUNT
                                                  --------------   --------    -------        -----------
Pioneer America Income Portfolio.................     5/7/95         10.23%      3.83%            4.16%
Pioneer Balanced Portfolio.......................     4/9/95          3.98%      6.81%            8.78%
Pioneer Emerging Markets Portfolio...............    10/30/98       -35.12%      N/A              8.62%
Pioneer Equity-Income Portfolio..................     3/5/95         13.25%     15.51%           17.14%
Pioneer Europe Portfolio.........................    10/30/98       -19.61%      N/A              3.48%
Pioneer Europe Select VCT Portfolio..............       N/A          N/A         N/A              N/A
Pioneer Fund Portfolio...........................    10/31/97        -0.19%      N/A             13.47%
Pioneer Global Financials VCT Portfolio..........       N/A          N/A         N/A              N/A
Pioneer Global Health Care VCT Portfolio.........       N/A          N/A         N/A              N/A
Pioneer Global Telecoms VCT Portfolio............       N/A          N/A         N/A              N/A
Pioneer Growth Shares Portfolio..................    10/31/97        -9.17%      N/A              8.37%
Pioneer High Yield Portfolio.....................     5/1/00         N/A         N/A              3.20%
Pioneer International Growth Portfolio...........     3/29/95       -23.59%      2.80%            4.03%
Pioneer Mid-Cap Value Portfolio..................     3/2/95         16.35%     11.37%           12.47%
Pioneer Money Market Portfolio...................     3/5/95          4.26%      3.33%            3.40%
Pioneer Real Estate Growth Portfolio.............     3/7/95         27.70%      9.11%           10.50%
Pioneer Science & Technology Portfolio...........     5/1/00         N/A         N/A            -25.90%
Pioneer Small Company VCT Portfolio..............       N/A          N/A         N/A              N/A
Pioneer Strategic Income Portfolio...............     7/29/99         3.09%      N/A              2.24%
Pioneer Swiss Franc Bond Portfolio...............     11/5/95        -1.23%     -6.02%           -5.82%
AIM V.I. Aggressive Growth Fund..................       N/A           N/A        N/A              N/A
AIM V.I. Capital Appreciation Fund...............     5/1/00          N/A        N/A            -16.79%
Alliance Premier Growth Portfolio................     5/1/00          N/A        N/A            -21.43%
Alliance Technology Portfolio....................     5/1/00          N/A        N/A            -35.35%
DGPF Growth Opportunities Series.................     5/1/00          N/A        N/A            -16.91%
DGPF Select Growth Series........................     5/1/00          N/A        N/A            -21.04%
FT VIP Franklin Small Cap Fund...................     5/1/00          N/A        N/A            -16.80%
FT VIP Templeton Asset Strategy Fund.............     5/1/00          N/A        N/A             -0.10%
FT VIP Templeton International Smaller Companies
Fund.............................................     5/1/00          N/A        N/A             -3.63%
Van Kampen LIT Emerging Growth Portfolio.........     5/1/00          N/A        N/A            -20.53%


* This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                              TOTAL ANNUAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                           10 YEARS OR SINCE
                                                    UNDERLYING     FOR YEAR                  INCEPTION OF
                                                     PORTFOLIO       ENDED                    UNDERLYING
                                                  INCEPTION DATE   12/31/00   5 YEARS      PORTFOLIO IF LESS
                                                  --------------   --------   -------      -----------------
Pioneer America Income Portfolio.................     3/1/95          3.20%      2.86%            3.37%
Pioneer Balanced Portfolio.......................     3/1/95         -2.78%      5.79%            8.57%
Pioneer Emerging Markets Portfolio...............    10/30/98       -39.27%      N/A              5.59%
Pioneer Equity-Income Portfolio..................     3/1/95          5.74%     14.55%           16.34%
Pioneer Europe Portfolio.........................       N/A          N/A         e                N/A
Pioneer Europe Select VCT Portfolio*.............    10/30/98       -24.76%    N/A                0.34%
Pioneer Fund Portfolio...........................    10/31/97        -6.93%    N/A               11.66%
Pioneer Global Financials VCT Portfolio*.........       N/A          N/A       N/A                N/A
Pioneer Global Health Care VCT Portfolio*........       N/A          N/A       N/A                N/A
Pioneer Global Telecoms VCT Portfolio*...........       N/A          N/A       N/A                N/A
Pioneer Growth Shares Portfolio..................    10/31/97       -15.29%    N/A                6.41%
Pioneer High Yield Portfolio.....................     5/1/00         N/A       N/A               -3.31%
Pioneer International Growth Portfolio...........     3/1/95        -28.66%      1.53%            3.00%
Pioneer Mid-Cap Value Portfolio..................     3/1/95          8.99%     10.30%           11.60%
Pioneer Money Market Portfolio...................     3/1/95         -2.35%      2.38%            2.73%
Pioneer Real Estate Growth Portfolio.............     3/1/95         20.56%      8.18%            9.81%
Pioneer Science & Technology Portfolio...........     5/1/00         N/A         N/A            -30.58%
Pioneer Small Company VCT Portfolio*.............       N/A          N/A         N/A              N/A
Pioneer Strategic Income Portfolio...............     7/29/99        -3.40%      N/A             -2.32%
Pioneer Swiss Franc Bond Portfolio...............     11/1/95        -7.51%     -6.98%           -6.59%
AIM V.I. Aggressive Growth Fund..................     5/1/98         -5.22%      N/A             11.54%
AIM V.I. Capital Appreciation Fund...............     5/5/93        -17.71%     13.27%           15.75%
Alliance Premier Growth Portfolio**..............     6/26/92       -23.15%     19.34%           18.35%
Alliance Technology Portfolio**..................     1/11/96       -27.66%      N/A             19.22%
DGPF Growth Opportunities Series**...............     7/12/91       -15.58%     16.07%           12.90%
DGPF Select Growth Series**......................     5/3/99        -28.49%      N/A              0.68%
FT VIP Franklin Small Cap Fund**.................     11/1/95       -21.35%     17.78%           17.72%
FT VIP Templeton Asset Strategy Fund**...........     8/24/88        -7.68%      9.79%           12.11%
FT VIP Templeton International Smaller Companies
Fund**...........................................     5/1/96         -8.83%      N/A              1.13%
Van Kampen LIT Emerging Growth Portfolio.........     7/3/95        -17.03%     26.65%           27.53%


* This is a new Sub-Account so no historical figures are available.

** These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                  SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                           10 YEARS OR SINCE
                                                    UNDERLYING     FOR YEAR                  INCEPTION OF
                                                     PORTFOLIO       ENDED                    UNDERLYING
                                                  INCEPTION DATE   12/31/00   5 YEARS      PORTFOLIO IF LESS
                                                  --------------   --------   -------      -----------------
Pioneer America Income Portfolio.................     3/1/95         10.23%      3.83%            4.05%
Pioneer Balanced Portfolio.......................     3/1/95          3.98%      6.81%            9.27%
Pioneer Emerging Markets Portfolio...............    10/30/98       -35.12%      N/A              8.62%
Pioneer Equity-Income Portfolio..................     3/1/95         13.25%     15.51%           17.10%
Pioneer Europe Portfolio.........................    10/30/98       -19.61%      N/A              3.48%
Pioneer Europe Select VCT Portfolio*.............       N/A          N/A         N/A              N/A
Pioneer Fund Portfolio...........................    10/31/97        -0.19%      N/A             13.47%
Pioneer Global Financials VCT Portfolio*.........       N/A          N/A         N/A              N/A
Pioneer Global Health Care VCT Portfolio*........       N/A          N/A         N/A              N/A
Pioneer Global Telecoms VCT Portfolio*...........       N/A          N/A         N/A              N/A
Pioneer Growth Shares Portfolio..................    10/31/97        -9.17%      N/A              8.37%
Pioneer High Yield Portfolio.....................     5/1/00         N/A         N/A              3.20%
Pioneer International Growth Portfolio...........     3/1/95        -23.59%      2.80%            3.94%
Pioneer Mid-Cap Value Portfolio..................     3/1/95         16.35%     11.37%           12.46%
Pioneer Money Market Portfolio...................     3/1/95          4.26%      3.33%            3.39%
Pioneer Real Estate Growth Portfolio.............     3/1/95         27.70%      9.11%           10.47%
Pioneer Science & Technology Portfolio...........     5/1/00         N/A         N/A            -25.90%
Pioneer Small Company VCT Portfolio*.............       N/A          N/A         N/A              N/A
Pioneer Strategic Income Portfolio...............     7/29/99         3.09%      N/A              2.24%
Pioneer Swiss Franc Bond Portfolio...............     11/1/95        -1.23%     -6.02%           -5.81%
AIM V.I. Aggressive Growth Fund..................     5/1/98          1.16%      N/A             13.70%
AIM V.I. Capital Appreciation Fund...............     5/5/93        -12.14%     13.88%           15.76%
Alliance Premier Growth Portfolio**..............     6/26/92       -17.94%     19.84%           18.37%
Alliance Technology Portfolio**..................     1/11/96       -22.76%      N/A             19.73%
DGPF Growth Opportunities Series**...............     7/12/91        -9.89%     16.62%           12.91%
DGPF Select Growth Series**......................     5/3/99        -23.66%      N/A              4.73%
FT VIP Franklin Small Cap Fund**.................     11/1/95       -16.04%     18.30%           18.12%
FT VIP Templeton Asset Strategy Fund**...........     8/24/88        -1.47%     10.47%           12.11%
FT VIP Templeton International Smaller Companies
Fund**...........................................     5/1/96         -2.70%      N/A              2.13%
Van Kampen LIT Emerging Growth Portfolio.........     7/3/95        -11.41%     27.04%           27.79%


* This is a new Sub-Account so no historical figures are available.

** These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


YIELD AND EFFECTIVE YIELD -- THE MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven- day period ended December 31, 2000:



                  Yield                               6.09%
                  Effective Yield                     6.28%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                    (365/7)
         Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-P.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2001

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000    1999    1998
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.1  $  0.5  $  0.5
     Universal life and investment product
       policy fees..............................   382.2   328.1   267.4
     Net investment income......................   140.4   150.2   151.3
     Net realized investment (losses) gains.....   (15.2)   (8.7)   20.0
     Other income (Note 1)......................    85.1    36.9     0.6
                                                  ------  ------  ------
         Total revenues.........................   592.6   507.0   439.8
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   167.2   173.6   153.9
     Policy acquisition expenses................    70.5    49.8    64.6
     Sales practice litigation..................    --      --      21.0
     Other operating expenses (Note 1)..........   197.8   151.3   104.1
     Restructuring costs........................     4.6    --      --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   440.1   374.7   343.6
                                                  ------  ------  ------
 Income before federal income taxes.............   152.5   132.3    96.2
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (36.7)   15.5    22.1
     Deferred...................................    69.7    30.5    11.8
                                                  ------  ------  ------
         Total federal income tax expense.......    33.0    46.0    33.9
                                                  ------  ------  ------
 Net income.....................................  $119.5  $ 86.3  $ 62.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2000       1999
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,262.2 and $1,354.2)............................  $ 1,270.0  $ 1,324.6
     Equity securities at fair value (cost of $41.2 and
       $25.2)............................................       35.8       32.6
     Mortgage loans......................................      200.1      223.7
     Policy loans........................................      185.4      166.8
     Real estate and other long-term investments.........       15.1       25.1
                                                           ---------  ---------
         Total investments...............................    1,706.4    1,772.8
                                                           ---------  ---------
   Cash and cash equivalents.............................       50.8      132.9
   Accrued investment income.............................       33.7       36.0
   Deferred policy acquisition costs.....................    1,344.2    1,156.4
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      280.2      287.2
   Other assets..........................................       69.3       64.8
   Separate account assets...............................   14,688.2   14,527.9
                                                           ---------  ---------
         Total assets....................................  $18,172.8  $17,978.0
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,188.4  $ 2,274.7
     Outstanding claims and losses.......................       15.6       13.7
     Unearned premiums...................................        2.5        2.6
     Contractholder deposit funds and other policy
       liabilities.......................................       42.5       44.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,249.0    2,335.3
                                                           ---------  ---------
   Expenses and taxes payable............................      138.6      216.8
   Reinsurance premiums payable..........................       16.4       17.9
   Deferred federal income taxes.........................      168.5       94.8
   Separate account liabilities..........................   14,688.2   14,527.9
                                                           ---------  ---------
         Total liabilities...............................   17,260.7   17,192.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      423.7
   Accumulated other comprehensive (loss) income.........        4.7       (2.6)
   Retained earnings.....................................      481.2      361.7
                                                           ---------  ---------
         Total shareholder's equity......................      912.1      785.3
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $18,172.8  $17,978.0
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000     1999     1998
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   423.7    407.9    386.9
     Issuance of common stock...................    --       15.8     21.0
                                                  ------   ------   ------
     Balance at end of period...................   423.7    423.7    407.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    (2.6)    24.1     38.5
     Appreciation (depreciation) during the
       period:
         Net appreciation (depreciation) on
           available-for-sale securities........    11.3    (41.1)   (23.4)
         (Provision) benefit for deferred
           federal income taxes.................    (4.0)    14.4      9.0
                                                  ------   ------   ------
         Other comprehensive income (loss)......     7.3    (26.7)   (14.4)
                                                  ------   ------   ------
     Balance at end of period...................     4.7     (2.6)    24.1
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   361.7    275.4    213.1
     Net income.................................   119.5     86.3     62.3
                                                  ------   ------   ------
     Balance at end of period...................   481.2    361.7    275.4
                                                  ------   ------   ------
         Total shareholder's equity.............  $912.1   $785.3   $709.9
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000    1999    1998
 -------------                                 ------  ------  ------
 Net income..................................  $119.5  $ 86.3  $62.3
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities.........    11.3   (41.1) (23.4)
     (Provision) benefit for deferred federal
       income taxes..........................    (4.0)   14.4    9.0
                                               ------  ------  -----
     Other comprehensive income (loss).......     7.3   (26.7) (14.4)
                                               ------  ------  -----
     Comprehensive income....................  $126.8  $ 59.6  $47.9
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000     1999     1998
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $ 119.5  $  86.3  $  62.3
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........     15.2      8.7    (20.0)
         Net amortization and depreciation...     (3.8)    (2.3)    (7.1)
         Sales practice litigation expense...    --       --        21.0
         Deferred federal income taxes.......     69.7     30.5     11.8
         Change in deferred acquisition
           costs.............................   (207.0)  (169.7)  (177.8)
         Change in reinsurance premiums
           payable...........................     (1.2)   (31.5)    40.8
         Change in accrued investment
           income............................      2.3     (2.5)     0.7
         Change in policy liabilities and
           accruals, net.....................    (86.8)    (8.4)   193.1
         Change in reinsurance receivable....      7.0     20.7    (56.9)
         Change in expenses and taxes
           payable...........................    (78.7)    64.1     55.4
         Other, net..........................    --       (14.8)   (28.5)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........   (163.8)   (18.9)    94.8
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    512.4    330.9    187.0
     Proceeds from disposals of equity
       securities............................      1.0     30.9     53.3
     Proceeds from disposals of other
       investments...........................     15.6      0.8     22.7
     Proceeds from mortgages matured or
       collected.............................     49.7     30.5     60.1
     Purchase of available-for-sale fixed
       maturities............................   (437.3)  (415.5)  (136.0)
     Purchase of equity securities...........    (16.0)   (20.2)   (30.6)
     Purchase of other investments...........    (45.9)   (44.1)   (22.7)
     Purchase of mortgages...................    --       --       (58.9)
     Other investing activities, net.........      2.2      2.0     (3.9)
                                               -------  -------  -------
         Net cash provided by (used in)
           investing activities..............     81.7    (84.7)    71.0
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........    --        14.6    --
     Proceeds from issuance of stock and
       capital paid in.......................    --         4.0     21.0
                                               -------  -------  -------
         Net cash provided by financing
           activities........................    --        18.6     21.0
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (82.1)   (85.0)   186.8
 Cash and cash equivalents, beginning of
  period.....................................    132.9    217.9     31.1
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $  50.8  $ 132.9  $ 217.9
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes (received) paid............  $  (5.6) $   4.4  $  36.2

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $89.7 and $35.5 million, respectively and total benefits, losses and expenses of $62.0 million and $24.4 million, respectively. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC also include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2000 there were no real estate properties in the Company's investment portfolio. Real estate held at December 31, 1999 was carried at the estimated fair value less costs of disposal. Depreciation was not recorded on this asset while it was held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "ACCOUNTING FOR INCOME TAXES" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement is effective for fiscal years beginning after June 15, 2000.

The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999 and 1998, SMAFCO contributed $4.0 million and $21.0 million respectively, of additional paid-in capital to the Company.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2000, the amortized cost and market value of these assets on deposit in New York were $186.7 million and $189.8 million, respectively. At December 31, 1999, the amortized cost and market value of assets on deposit were $196.4 million and $193.0 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2000 and 1999.

There were no contractual fixed maturity investment commitments at December 31, 2000.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2000
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   77.7   $   77.5
Due after one year through five years.......................     348.3      351.8
Due after five years through ten years......................     570.1      571.2
Due after ten years.........................................     266.1      269.5
                                                              --------   --------
Total.......................................................  $1,262.2   $1,270.0
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net appreciation (depreciation), beginning of year..........    $(10.4)      $  7.8      $ (2.6)
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------       ------      ------
                                                                  12.4         (5.1)        7.3
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $  2.0       $  2.7      $  4.7
                                                                ======       ======      ======

1999
Net appreciation (depreciation), beginning of year..........    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (75.3)        (0.2)      (75.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........      34.4       --            34.4
(Provision) benefit from deferred federal income taxes......      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1998
Net appreciation (depreciation), beginning of year..........    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (16.2)       (14.3)      (30.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........       7.1       --             7.1
(Provision) benefit from deferred federal income taxes......       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

(1) Includes net appreciation (depreciation) on other investments of $4.9 million, $(3.1) million and 0.9 million in 2000, 1999 and 1998 respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. At December 31, 2000, there were no real estate properties in the Company's investment portfolio. Previously, real estate investments were obtained primarily through foreclosures.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $200.1 million and $234.6 million at December 31, 2000 and 1999, respectively. Reserves for mortgage loans were $1.7 million and $2.4 million at December 31, 2000 and 1999, respectively.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000, 1999 and 1998.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2000.

Mortgage loans and the real estate investment comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Property type:
  Office building...........................................  $116.7  $136.1
  Industrial/warehouse......................................    52.8    51.1
  Retail....................................................    21.6    28.3
  Residential...............................................     7.8    18.5
  Other.....................................................     2.9     3.0
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Geographic region:
  Pacific...................................................  $ 77.6  $ 76.2
  South Atlantic............................................    58.4    60.7
  East North Central........................................    28.6    35.9
  Middle Atlantic...........................................    13.2    20.1
  New England...............................................    13.0    29.9
  West South Central........................................     1.8     1.9
  Other.....................................................     9.2    12.3
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

At December 31, 2000, scheduled mortgage loan maturities were as follows:
2001 -- $6.1 million; 2002 -- $11.0 million; 2004 -- $23.2 million; 2005 --
$9.6 million and $150.2 million thereafter. There are no expected maturities in 2003. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2000, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  MORTGAGE LOANS INVESTMENT VALUATION ALLOWANCES

Mortgage loans investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 ---------  ---------  ---------
Balance at beginning of year................................    $ 2.4      $ 3.3      $9.4
Provisions..................................................     (0.7)      (0.8)     (4.5)
Write-offs..................................................    --          (0.1)     (1.6)
                                                                -----      -----      ----
Balance at end of year......................................    $ 1.7      $ 2.4      $3.3
                                                                =====      =====      ====

Provisions on mortgages during 2000, 1999, and 1998 reflect the release of redundant specific reserves.

The carrying value of impaired loans was $3.4 million and $11.4 million, with related reserves of $0.4 million and $0.7 million as of December 31, 2000 and 1999, respectively. All impaired loans were reserved for as of December 31, 2000 and 1999.

The average carrying value of impaired loans was $8.2 million, $14.3 million and $17.0 million, with related interest income while such loans were impaired, of $1.0 million, $1.5 million and $2.0 million as of December 31, 2000, 1999 and 1998, respectively.

D.  OTHER

At December 31, 2000 and 1999, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $103.8  $107.2  $107.7
Mortgage loans..............................................    17.2    19.0    25.5
Equity securities...........................................     1.0     0.4     0.3
Policy loans................................................    14.0    12.4    11.7
Other long-term investments.................................     2.8     4.0     4.8
Short-term investments......................................     3.3     9.5     4.2
                                                              ------  ------  ------
    Gross investment income.................................   142.1   152.5   154.2
Less investment expenses....................................    (1.7)   (2.3)   (2.9)
                                                              ------  ------  ------
    Net investment income...................................  $140.4  $150.2  $151.3
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $0.2 million and $0.8 million on non-accrual status at December 31, 2000 and 1999, respectively. There were no mortgage loans on non-accrual status at December 31, 2000 and 1999. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.2 million and $1.2 million in 2000 and 1999, respectively, and had no impact in 1998.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million and $12.2 million at December 31, 2000 and 1999, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $0.9 million and $1.4 million in 2000, 1999 and 1998, respectively. Actual interest income on these loans included in net investment income aggregated $1.0 million, $1.1 million and $1.8 million in 2000, 1999 and 1998, respectively.

There were no mortgage loans which were non-income producing for the year ended December 31, 2000 and 1999. There were, however, fixed maturities with a carrying value of $0.2 million which were non-income producing for year ended December 31, 2000. There were no fixed maturities which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $1.9 million, $0.9 million and $0.7 million in 2000, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999   1998
-------------                                                 ------  ------  -----
Fixed maturities............................................  $(20.5) $(18.8) $(6.1)
Mortgage loans..............................................     0.7     0.8    8.0
Equity securities...........................................     0.9     8.5   15.7
Other long-term investments.................................     3.7     0.8    2.4
                                                              ------  ------  -----
Net realized investment (losses) gains......................  $(15.2) $ (8.7) $20.0
                                                              ======  ======  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0  $ 2.0
Equity securities...........................................     $ 52.6      $17.5  $ 0.9

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(2.9) million, $(18.0) million and $(5.6)
 million in 2000, 1999 and 1998, respectively)..............  $ (5.4) $(33.4) $ (8.2)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(6.9) million,
 $(3.6) million and $3.4 million in 2000, 1999 and 1998,
 respectively)..............................................   (12.7)   (6.7)    6.2
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $  7.3  $(26.7) $(14.4)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     2000                1999
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   50.8  $   50.8  $  132.9  $  132.9
  Fixed maturities..........................................   1,270.0   1,270.0   1,324.6   1,324.6
  Equity securities.........................................      35.8      35.8      32.6      32.6
  Mortgage loans............................................     200.1     208.5     223.7     222.8
  Policy loans..............................................     185.4     185.4     166.8     166.8
                                                              --------  --------  --------  --------
                                                              $1,742.1  $1,750.5  $1,880.6  $1,879.7
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $  978.3  $  946.2  $1,048.0  $1,014.9
  Supplemental contracts without life contingencies.........      19.9      19.9      25.0      25.0
  Other individual contract deposit funds...................      23.8      23.9      19.3      19.3
                                                              --------  --------  --------  --------
                                                              $1,022.0  $  990.0  $1,092.3  $1,059.2
                                                              ========  ========  ========  ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000   1999   1998
-------------                                                 ------  -----  -----
Federal income tax expense
  Current...................................................  $(36.7) $15.5  $22.1
  Deferred..................................................    69.7   30.5   11.8
                                                              ------  -----  -----
Total.......................................................  $ 33.0  $46.0  $33.9
                                                              ======  =====  =====

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  -------
Expected federal income tax expense.........................  $ 53.4   $ 46.3   $ 33.7
  Dividend received deduction...............................    (6.9)    --       --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   (13.3)    --       --
  Other, net................................................    (0.2)    (0.3)     0.2
                                                              ------   ------   ------
Federal income tax expense..................................  $ 33.0   $ 46.0   $ 33.9
                                                              ======   ======   ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2000     1999
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(227.2) $(233.7)
  AMT credit carryforwards..................................     (2.8)   --
  Deferred acquisition costs................................    398.3    339.7
  Investments, net..........................................      2.1     (4.0)
  Litigation reserves.......................................     (6.5)    (4.3)
  Other, net................................................      4.6     (2.9)
                                                              -------  -------
Deferred tax liability, net.................................  $ 168.5  $  94.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $434.1 million and $360.4 million at December 31, 2000 and 1999, respectively. Gross deferred income tax assets totaled $265.6 million and $265.6 million at December 31, 2000 and 1999, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $183.9 million, $173.9 million and $145.4 million in 2000, 1999 and 1998 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $16.6 million and $48.6 million at December 31, 2000 and 1999, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

approval of the Delaware Commissioner of Insurance, is limited to the greater of
(i) 10% of its policyholders' surplus as of the preceding December 31 or
(ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2000, 1999 or 1998. During 2001, AFLIAC could pay dividends of $28.2 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 2000 and 1999 for the disability income business were $239.9 million and $241.5 million, respectively, traditional life were $10.0 million and $9.7 million, respectively, and universal and variable universal life were $30.3 million and $36.0 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 38.1  $ 41.3  $ 45.5
  Assumed...................................................    --      --      --
  Ceded.....................................................   (38.0)  (40.8)  (45.0)
                                                              ------  ------  ------
Net premiums................................................  $  0.1  $  0.5  $  0.5
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $188.7  $210.6  $204.0
  Assumed...................................................    --      --      --
  Ceded.....................................................   (21.5)  (37.0)  (50.1)
                                                              ------  ------  ------
  Net policy benefits, claims and losses....................  $167.2  $173.6  $153.9
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000      1999     1998
-------------                                                 --------  --------  ------
Balance at beginning of year................................  $1,156.4  $  950.5  $765.3
  Acquisition expenses deferred.............................     277.5     219.5   242.4
  Amortized to expense during the year......................     (70.5)    (49.8)  (64.6)
  Adjustment to equity during the year......................     (19.2)     36.2     7.4
                                                              --------  --------  ------
Balance at end of year......................................  $1,344.2  $1,156.4  $950.5
                                                              ========  ========  ======

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $239.2 million and $240.7 million at December 31, 2000 and 1999. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement, and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. As of December 31, 2000, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Statutory net income........................................  $(40.3) $  5.0  $ (8.2)
Statutory shareholder's surplus.............................  $282.1  $342.7  $312.2

                         REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company at December 31, 2000, the results of each of their operations and changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 16, 2001

                             SEPARATE ACCOUNT VA-P

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                                  INTERNATIONAL       MID-CAP        REAL ESTATE
                                                                                     GROWTH           VALUE(a)          GROWTH
                                                                                 ---------------- ----------------- ---------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ...............      $47,630,078     $ 100,006,706     $21,298,259
Investments in shares of AIM Variable Insurance Funds .........................                -                 -               -
Investments in shares of Alliance Variable Products Series Fund, Inc ..........                -                 -               -
Investments in shares of Delaware Group Premium Fund ..........................                -                 -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -                 -               -
Investment in shares Van Kampen Life Investment Trust .........................                -                 -               -
                                                                                 ---------------- ----------------- ---------------
    Total assets ..............................................................       47,630,078       100,006,706      21,298,259

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -                95             ---
                                                                                 ---------------- ----------------- ---------------
    Net assets ................................................................      $47,630,078     $ 100,006,611     $21,298,259
                                                                                 ================ ================= ===============

Net asset distribution by category:
  Variable annuity contracts ..................................................      $47,630,078     $ 100,006,611     $21,298,259
                                                                                 ================ ================= ===============

Units outstanding, December 31, 2000 ..........................................       37,929,949        50,399,064      11,911,385
Net asset value per unit, December 31, 2000 ...................................       $ 1.255738        $ 1.984295      $ 1.788059

                                                                                                                        AMERICA
                                                                                   EQUITY-INCOME       BALANCED          INCOME
                                                                                 ---------------- ----------------- ---------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ...............   $  179,514,619  $     59,013,079 $    25,411,667
Investments in shares of AIM Variable Insurance Funds .........................                -                 -               -
Investments in shares of Alliance Variable Products Series Fund, Inc ..........                -                 -               -
Investments in shares of Delaware Group Premium Fund ..........................                -                 -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -                 -               -
Investment in shares Van Kampen Life Investment Trust .........................                -                 -               -
                                                                                 ---------------- ---------------- ----------------
    Total assets ..............................................................      179,514,619        59,013,079      25,411,667

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................           26,945                 -               -
                                                                                 ---------------- ---------------- ----------------
    Net assets ................................................................   $  179,487,674  $     59,013,079 $    25,411,667
                                                                                 ================ ================ ================

Net asset distribution by category:
  Variable annuity contracts ..................................................   $  179,487,674  $     59,013,079 $    25,411,667
                                                                                 ================ ================ ================

Units outstanding, December 31, 2000 ..........................................       71,418,239        36,437,701      20,184,834
Net asset value per unit, December 31, 2000 ...................................   $     2.513191  $       1.619561 $      1.258949

                                                                                      MONEY          SWISS FRANC
                                                                                      MARKET            BOND
                                                                                 ---------------- -----------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ...............   $   36,596,988  $     34,945,238
Investments in shares of AIM Variable Insurance Funds .........................                -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc ..........                -                 -
Investments in shares of Delaware Group Premium Fund ..........................                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -                 -
Investment in shares Van Kampen Life Investment Trust .........................                -                 -
                                                                                 ---------------- -----------------
    Total assets ..............................................................       36,596,988        34,945,238

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -                 -
                                                                                 ---------------- -----------------
    Net assets ................................................................   $   36,596,988  $     34,945,238
                                                                                 ================ ================

Net asset distribution by category:
  Variable annuity contracts ..................................................   $   36,596,988  $     34,945,238
                                                                                 ================ ================

Units outstanding, December 31, 2000 ..........................................       30,127,400        47,586,366
Net asset value per unit, December 31, 2000 ...................................   $     1.214741  $       0.734354


(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                               DECEMBER 31, 2000

                                                                                      GROWTH           PIONEER          EMERGING
                                                                                      SHARES           FUND(a)           MARKETS
                                                                                 ---------------- ----------------- ---------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ...............  $   103,816,403  $    218,855,124  $     9,122,650
Investments in shares of AIM Variable Insurance Funds .........................                -                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc ..........                -                 -                -
Investments in shares of Delaware Group Premium Fund ..........................                -                 -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -                 -                -
Investment in shares Van Kampen Life Investment Trust .........................                -                 -                -
                                                                                 ---------------- ----------------- ---------------
    Total assets ..............................................................      103,816,403       218,855,124        9,122,650

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -                 -               -
                                                                                 ---------------- ----------------- ---------------
    Net assets ................................................................  $   103,816,403  $    218,855,124  $    9,122,650
                                                                                 ================ ================= ===============

Net asset distribution by category:
  Variable annuity contracts ..................................................  $   103,816,403  $   218,855,124  $     9,122,650
                                                                                 ================ ================ ================

Units outstanding, December 31, 2000 ..........................................       80,492,370      146,663,623        7,624,007
Net asset value per unit, December 31, 2000 ...................................  $      1.289767  $      1.492225  $      1.196569


                                                                                                     STRATEGIC
                                                                                    EUROPE             INCOME          HIGH YIELD
                                                                                 ---------------- ----------------- ---------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ...............  $    18,207,788  $      2,775,354  $     6,327,110
Investments in shares of AIM Variable Insurance Funds .........................                -                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........                -                 -                -
Investments in shares of Delaware Group Premium Fund ..........................                -                 -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -                 -                -
Investment in shares Van Kampen Life Investment Trust .........................                -                 -                -
                                                                                 ---------------- ----------------- ---------------
    Total assets ..............................................................       18,207,788         2,775,354        6,327,110

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -                 -               -
                                                                                 ---------------- ----------------- ---------------
    Net assets ................................................................  $    18,207,788  $      2,775,354  $    6,327,110
                                                                                 ================ ================= ===============

Net asset distribution by category:
  Variable annuity contracts ..................................................  $    18,207,788  $      2,775,354  $    6,327,110
                                                                                 ================ ================= ===============

Units outstanding, December 31, 2000 ..........................................       16,906,213        2,689,125        6,130,921
Net asset value per unit, December 31, 2000 ...................................  $      1.076988  $      1.032066  $      1.032000



                                                                                                      AIM V.I.
                                                                                      SCIENCE &        CAPITAL
                                                                                    TECHNOLOGY      APPRECIATION
                                                                                 ---------------- -----------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ...............  $     7,717,803  $             -
Investments in shares of AIM Variable Insurance Funds .........................                -       24,235,621
Investments in shares of Alliance Variable Products Series Fund, Inc. .........                -                -
Investments in shares of Delaware Group Premium Fund ..........................                -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -                -
Investment in shares Van Kampen Life Investment Trust .........................                -                -
                                                                                 ---------------- -----------------
    Total assets ..............................................................        7,717,803        24,235,621

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -                -
                                                                                 ---------------- -----------------
    Net assets ................................................................  $     7,717,803  $     24,235,621
                                                                                 ================ =================

Net asset distribution by category:
  Variable annuity contracts ..................................................  $     7,717,803  $     24,235,621
                                                                                 ================ =================

Units outstanding, December 31, 2000 ..........................................       10,415,529        29,127,287
Net asset value per unit, December 31, 2000 ...................................  $      0.740990  $       0.832059

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-P

                                DECEMBER 31, 2000

                                                                                   ALLIANCE                              DGPF
                                                                                    PREMIER          ALLIANCE           GROWTH
                                                                                    GROWTH          TECHNOLOGY       OPPORTUNITIES
                                                                                    CLASS B           CLASS B        SERVICE CLASS
                                                                                ----------------  ----------------  ----------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ............... $             -   $             -   $             -
Investments in shares of AIM Variable Insurance Funds .........................               -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........      34,773,951        18,170,630                 -
Investments in shares of Delaware Group Premium Fund ..........................               -                 -         9,553,194
Investments in shares of Franklin Templeton Variable Insurance Products Trust .               -                 -                 -
Investment in shares Van Kampen Life Investment Trust .........................               -                 -                 -
                                                                                ----------------  ----------------  ----------------
    Total assets ..............................................................      34,773,951        18,170,630         9,553,194

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................               -                 -                 -
                                                                                ----------------  ----------------  ----------------
    Net assets ................................................................ $    34,773,951   $    18,170,630   $     9,553,194
                                                                                ================  ================  ================

Net asset distribution by category:
  Variable annuity contracts .................................................. $    34,773,951   $    18,170,630   $     9,553,194
                                                                                ================  ================  ================

Units outstanding, December 31, 2000 ..........................................      44,257,096        28,107,765        11,497,433
Net asset value per unit, December 31, 2000 ................................... $      0.785726   $      0.646463   $      0.830898


                                                                                      DGPF                              TEMPLETON
                                                                                     SELECT            FRANKLIN           ASSET
                                                                                     GROWTH           SMALL CAP          STRATEGY
                                                                                 SERVICE CLASS         CLASS 2           CLASS 2
                                                                                ----------------  ----------------  ----------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ............... $             -  $              -   $             -
Investments in shares of AIM Variable Insurance Funds .........................               -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........               -                 -                 -
Investments in shares of Delaware Group Premium Fund ..........................      14,916,133                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .               -        12,462,514         1,338,441
Investment in shares Van Kampen Life Investment Trust .........................               -                 -                 -
                                                                                ----------------  ----------------  ----------------
    Total assets ..............................................................      14,916,133        12,462,514         1,338,441

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................               -                 -                 -
                                                                                ----------------  ----------------  ----------------
    Net assets ................................................................ $    14,916,133   $    12,462,514   $     1,338,441
                                                                                ================  ================  ================

Net asset distribution by category:
  Variable annuity contracts .................................................. $    14,916,133   $    12,462,514   $     1,338,441
                                                                                ================  ================  ================

Units outstanding, December 31, 2000 ..........................................      18,890,985        14,978,641         1,339,798
Net asset value per unit, December 31, 2000 ................................... $      0.789590   $      0.832019   $      0.998987



                                                                                   TEMPLETON
                                                                                 INTERNATIONAL
                                                                                    SMALLER          VAN KAMPEN
                                                                                   COMPANIES        LIT EMERGING
                                                                                    CLASS 2            GROWTH
                                                                                ----------------   ---------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ............... $             -    $            -
Investments in shares of AIM Variable Insurance Funds .........................               -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........               -                 -
Investments in shares of Delaware Group Premium Fund ..........................               -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .         761,741                 -
Investment in shares Van Kampen Life Investment Trust .........................               -        27,571,147
                                                                                ----------------   ---------------
    Total assets ..............................................................         761,741        27,571,147

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................               -                 -
                                                                                ----------------   ---------------
    Net assets ................................................................ $       761,741    $   27,571,147
                                                                                ================   ===============

Net asset distribution by category:
  Variable annuity contracts .................................................. $       761,741    $   27,571,147
                                                                                ================   ===============

Units outstanding, December 31, 2000 ..........................................         790,424        34,695,745
Net asset value per unit, December 31, 2000 ................................... $      0.963712    $     0.794655

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000


                                                            INTERNATIONAL        MID-CAP          REAL ESTATE
                                                                GROWTH           VALUE(a)            GROWTH        EQUITY-INCOME
                                                            ---------------  ----------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends .............................................   $      507,223   $       740,215   $      1,034,719   $    4,329,115
                                                            ---------------  ----------------  -----------------  ---------------

EXPENSES:
  Mortality and expense risk fees .........................        817,665         1,279,077            251,281        2,303,305
  Administrative expense charges ..........................         98,120           153,489             30,154          276,397
                                                            ---------------  ----------------  -----------------  ---------------
    Total expenses ........................................        915,785         1,432,566            281,435        2,579,702
                                                            ---------------  ----------------  -----------------  ---------------
    Net investment income (loss) ..........................       (408,562)         (692,351)           753,284        1,749,413
                                                            ---------------  ----------------  -----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......              -         6,427,591                  -       14,875,855
  Net realized gain (loss) from sales of investments ......      1,994,521         3,939,687           (734,572)       9,280,176
                                                            ---------------  ----------------  -----------------  ---------------
    Net realized gain (loss) ..............................      1,994,521        10,367,278           (734,572)      24,156,031
  Net unrealized gain (loss) ..............................    (17,911,710)        5,456,283          4,877,870       (6,073,238)
                                                            ---------------  ----------------  -----------------  ---------------
    Net realized and unrealized  gain (loss) ..............    (15,917,189)       15,823,561          4,143,298       18,082,793
                                                            ---------------  ----------------  -----------------  ---------------
    Net increase (decrease) in net assets from operations .$   (16,325,751)  $    15,131,210   $      4,896,582   $   19,832,206
                                                            ===============  ================  =================  ===============

                                                                                AMERICA          MONEY            SWISS FRANC
                                                               BALANCED         INCOME           MARKET              BOND
                                                            ------------      ------------     ------------       ------------
INVESTMENT INCOME:
  Dividends ............................................... $ 2,060,763       $ 1,538,344      $ 1,835,598        $         -
                                                            ------------      ------------     ------------       ------------
EXPENSES:

  Mortality and expense risk fees .........................     805,129           322,021           413,257           443,922
  Administrative expense charges ..........................      96,616            38,642            49,590            53,271
                                                            ------------      ------------     ------------       ------------
    Total expenses ........................................     901,745           360,663           462,847           497,193
                                                            ------------      ------------     ------------       ------------
    Net investment income (loss) ..........................   1,159,018         1,177,681         1,372,751          (497,193)
                                                            ------------      ------------     ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......           -                 -                 -                 -
  Net realized gain (loss) from sales of investments ......     230,637          (475,771)                -        (1,731,105)
                                                            ------------      ------------     ------------       ------------
    Net realized gain (loss) ..............................     230,637          (475,771)                -        (1,731,105)
  Net unrealized gain (loss) ..............................   1,066,752         1,740,633                 -         1,332,567
                                                            ------------      ------------     ------------       ------------
    Net realized and unrealized  gain (loss) ..............   1,297,389         1,264,862                 -          (398,538)
                                                            ------------      ------------     ------------       ------------
    Net increase (decrease) in net assets from operations . $ 2,456,407       $ 2,442,543      $   1,372,751      $  (895,731)
                                                            ============      ============     =============      ============

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                        GROWTH          PIONEER        EMERGING
                                                                        SHARES          FUND(a)         MARKETS           EUROPE
                                                                    -------------    ------------    -------------    -------------
INVESTMENT INCOME:                                                  $          -     $ 1,671,470     $          -     $     42,619
  Dividends ...................................................     -------------    ------------    -------------    -------------

EXPENSES:                                                              1,678,275       2,666,933          205,345          279,603
  Mortality and expense risk fees .............................          201,393         320,032           24,641           33,553
  Administrative expense charges ..............................     -------------    ------------    -------------    -------------
                                                                       1,879,668       2,986,965          229,986          313,156
    Total expenses ............................................     -------------    ------------    -------------    -------------
                                                                      (1,879,668)     (1,315,495)        (229,986)        (270,537)
    Net investment income (loss) ..............................     -------------    ------------    -------------    -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:                   11,747,964       1,211,155          371,812           18,345
  Realized gain distributions from portfolio sponsor ..........        2,071,881       3,070,263       (1,745,283)      (1,234,494)
  Net realized gain (loss) from sales of investments ..........     -------------    ------------    -------------    -------------
                                                                      13,819,845       4,281,418       (1,373,471)      (1,216,149)
    Net realized gain (loss) ..................................      (24,157,542)     (3,579,897)      (6,983,767)      (4,421,721)
  Net unrealized gain (loss) ..................................     -------------    ------------    -------------    -------------
                                                                     (10,337,697)        701,521       (8,357,238)      (5,637,870)
    Net realized and unrealized  gain (loss) ..................     -------------    ------------    -------------    -------------
                                                                    $(12,217,365)   $   (613,974)   $  (8,587,224)     $ (5,908,407)
    Net increase (decrease) in net assets from operations .....     =============   ============    =============     =============

                                                                                                                         AIM V.I.
                                                                       STRATEGIC                       SCIENCE &         CAPITAL
                                                                        INCOME        HIGH YIELD*     TECHNOLOGY*     APPRECIATION*
                                                                     -------------    -----------    -------------    -------------
INVESTMENT INCOME:
  Dividends ...................................................      $    162,207     $  237,228     $          -     $          -
                                                                     -------------    -----------    -------------    -------------
EXPENSES:
  Mortality and expense risk fees .............................            26,253         32,947           59,213          156,026
  Administrative expense charges ..............................             3,150          3,954            7,105           18,723
                                                                     -------------    -----------    -------------    -------------
    Total expenses ............................................            29,403         36,901           66,318          174,749
                                                                     -------------    -----------    -------------    -------------
    Net investment income (loss) ..............................           132,804        200,327          (66,318)        (174,749)
                                                                     -------------    -----------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ..........                 -             -                 -          672,944
  Net realized gain (loss) from sales of investments ..........           (20,373)       (31,026)        (563,199)         (99,698)
                                                                     -------------    -----------    -------------    -------------
    Net realized gain (loss) ..................................           (20,373)       (31,026)        (563,199)         573,246
  Net unrealized gain (loss) ..................................           (34,421)      (304,354)      (3,551,596)      (5,186,884)
                                                                     -------------    -----------    -------------    -------------
    Net realized and unrealized  gain (loss) ..................           (54,794)      (335,380)      (4,114,795)      (4,613,638)
                                                                     -------------    -----------    -------------    -------------
    Net increase (decrease) in net assets from operations .....      $     78,010     $ (135,053)    $ (4,181,113)    $ (4,788,387)
                                                                     =============    ===========    =============    =============

* For the period 5/1/00 (date of initial investment) to 12/31/00.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                       ALLIANCE                          DGPF             DGPF
                                                                        PREMIER        ALLIANCE         GROWTH           SELECT
                                                                        GROWTH        TECHNOLOGY     OPPORTUNITIES       GROWTH
                                                                       CLASS B*        CLASS B*      SERVICE CLASS*   SERVICE CLASS*
                                                                     ------------   -------------   ---------------  ---------------
INVESTMENT INCOME:
  Dividends ...................................................      $         -    $          -    $            -   $            -
                                                                     ------------   -------------   ---------------  ---------------
EXPENSES:
  Mortality and expense risk fees .............................          227,475         132,769            59,579          121,895
  Administrative expense charges ..............................           27,297          15,933             7,150           14,628
                                                                     ------------   -------------   ---------------  ---------------
    Total expenses ............................................          254,772         148,702            66,729          136,523
                                                                     ------------   -------------   ---------------  ---------------
    Net investment income (loss) ..............................         (254,772)       (148,702)          (66,729)        (136,523)
                                                                     ------------   -------------   ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ..........          820,080         514,060                 -                -
  Net realized gain (loss) from sales of investments ..........         (172,926)       (123,958)          (84,571)         (88,684)
                                                                     ------------   -------------   ---------------  ---------------
    Net realized gain (loss) ..................................          647,154         390,102           (84,571)         (88,684)
  Net unrealized gain (loss) ..................................       (7,674,748)     (7,860,499)       (1,646,922)      (3,010,165)
                                                                     ------------   -------------   ---------------  ---------------
    Net realized and unrealized  gain (loss) ..................       (7,027,594)     (7,470,397)       (1,731,493)      (3,098,849)
                                                                     ------------   -------------   ---------------  ---------------
    Net increase (decrease) in net assets from operations .....      $(7,282,366)   $ (7,619,099)   $   (1,798,222)  $   (3,235,372)
                                                                     ============   =============   ===============  ===============

                                                                                                       TEMPLETON
                                                                                       TEMPLETON     INTERNATIONAL
                                                                        FRANKLIN         ASSET          SMALLER       VAN KAMPEN
                                                                        SMALL CAP       STRATEGY       COMPANIES     LIT EMERGING
                                                                         CLASS 2*       CLASS 2*        CLASS 2*        GROWTH*
                                                                      -------------   ------------   -------------   -------------
INVESTMENT INCOME:
  Dividends ...................................................       $          -    $         -    $          -    $          -
                                                                      -------------   ------------   -------------   -------------
EXPENSES:                                                                   64,090          5,680           3,827         178,303
  Mortality and expense risk fees .............................              7,691            682             459          21,396
  Administrative expense charges ..............................       -------------   ------------   -------------   -------------
                                                                            71,781          6,362           4,286         199,699
    Total expenses ............................................       -------------   ------------   -------------   -------------
                                                                           (71,781)        (6,362)         (4,286)       (199,699)
    Net investment income (loss) ..............................       -------------   ------------   -------------   -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:                              -              -               -               -
  Realized gain distributions from portfolio sponsor ..........           (333,560)        (1,157)         (3,125)       (265,629)
  Net realized gain (loss) from sales of investments ..........       -------------   ------------   -------------   -------------
                                                                          (333,560)        (1,157)         (3,125)       (265,629)
    Net realized gain (loss) ..................................         (1,997,943)        23,042         (30,100)     (5,573,127)
  Net unrealized gain (loss) ..................................       -------------   ------------   -------------   -------------
                                                                        (2,331,503)        21,885         (33,225)     (5,838,756)
    Net realized and unrealized  gain (loss) ..................       -------------   ------------   -------------   -------------
                                                                      $ (2,403,284)   $    15,523    $    (37,511)   $ (6,038,455)
    Net increase (decrease) in net assets from operations .....       =============   ============   =============   =============

* For the period 5/1/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                 MID-CAP
                                                                           INTERNATIONAL GROWTH                  VALUE(a)
                                                                               YEAR ENDED                       YEAR ENDED
                                                                               DECEMBER 31,                    DECEMBER 31,
                                                                        ----------------------------  -----------------------------
                                                                           2000           1999             2000           1999
                                                                        -------------  -------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $   (408,562)  $    (93,288)  $    (692,351)     $ (594,047)
    Net realized gain (loss) .........................................     1,994,521       (771,260)     10,367,278       1,144,031
    Net unrealized gain (loss) .......................................   (17,911,710)    20,958,734       5,456,283      10,392,677
                                                                        -------------  -------------  --------------  --------------
    Net increase (decrease) in net assets from operations ............   (16,325,751)    20,094,186      15,131,210      10,942,661
                                                                        -------------  -------------  --------------  --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     6,729,669      5,133,508       7,485,630      11,356,815
    Withdrawals ......................................................   (16,532,085)    (4,668,748)    (16,964,068      (8,704,884)
    Contract benefits ................................................    (1,757,443)    (1,201,647)     (3,247,837)     (2,355,992)
    Contract charges .................................................       (23,177)       (15,211)        (39,782)        (36,692)
    Transfers between sub-accounts (including fixed account), net ....     4,549,102     (4,162,803)    (14,443,943)    (10,326,408)
    Other transfers from (to) the General Account ....................     2,690,838      2,177,886       1,531,425       5,841,966

    Net increase (decrease) in investment by Sponsor .................             -              -               -               -
                                                                        -------------  -------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions..    (4,343,096)    (2,737,015)    (25,678,575      (4,225,195)
                                                                        -------------  -------------  --------------  --------------
    Net increase (decrease) in net assets ............................   (20,668,847)    17,357,171     (10,547,365)      6,717,466

NET ASSETS:
  Beginning of year ..................................................    68,298,925     50,941,754     110,553,976     103,836,510
                                                                        -------------  -------------  --------------  --------------
  End of year ........................................................  $ 47,630,078   $ 68,298,925   $ 100,006,611   $ 110,553,976
                                                                        =============  =============  ==============  ==============

                                                                             REAL ESTATE GROWTH            EQUITY-INCOME
                                                                                YEAR ENDED                   YEAR ENDED
                                                                               DECEMBER 31,                 DECEMBER 31,
                                                                       ----------------------------  ------------------------------
                                                                           2000           1999            2000            1999
                                                                       -------------  -------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $    753,284   $    909,418   $   1,749,413   $   1,175,019
    Net realized gain (loss) .........................................     (734,572)    (1,090,125)     24,156,031       8,788,059
    Net unrealized gain (loss) .......................................    4,877,870     (1,135,311)     (6,073,238)    (11,312,662)
                                                                       -------------  -------------  --------------  --------------
    Net increase (decrease) in net assets from operations ............    4,896,582     (1,316,018)     19,832,206      (1,349,584)
                                                                       -------------  -------------  --------------  --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................      807,576      1,510,962       9,659,711      31,702,046
    Withdrawals ......................................................   (5,581,687)    (1,935,661)    (29,112,285)    (15,220,511)
    Contract benefits ................................................     (597,244)      (540,056)     (6,309,033)     (5,321,367)
    Contract charges .................................................       (7,497)        (9,039)        (59,721)        (55,161)
    Transfers between sub-accounts (including fixed account), net ....      487,321     (7,212,351)    (41,405,472)    (11,745,624)
    Other transfers from (to) the General Account ....................      657,831      1,220,751       2,823,601      23,822,544
    Net increase (decrease) in investment by Sponsor .................            -              -               -               -
                                                                       -------------  -------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions..   (4,233,700)    (6,965,394)    (64,403,199)     23,181,927
                                                                       -------------  -------------  --------------  --------------
    Net increase (decrease) in net assets ............................      662,882     (8,281,412)    (44,570,993)     21,832,343

NET ASSETS:
  Beginning of year ..................................................   20,635,377     28,916,789     224,058,667     202,226,324
                                                                       -------------  -------------  --------------  --------------
  End of year ........................................................ $ 21,298,259   $ 20,635,377   $ 179,487,674   $ 224,058,667
                                                                       =============  =============  ==============  ==============

                                                                                BALANCED
                                                                               YEAR ENDED
                                                                              DECEMBER 31,
                                                                       ----------------------------
                                                                            2000           1999
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $   1,159,018  $   1,538,798
    Net realized gain (loss) .........................................       230,637         31,535
    Net unrealized gain (loss) .......................................     1,066,752       (838,780)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ............     2,456,407        731,553
                                                                       -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     2,972,433      8,338,267
    Withdrawals ......................................................    (7,497,313)    (5,283,328)
    Contract benefits ................................................    (3,063,917)    (1,582,663)
    Contract charges .................................................       (19,275)       (17,103)
    Transfers between sub-accounts (including fixed account), net ....   (10,315,979)    (7,983,186)
    Other transfers from (to) the General Account ....................     2,511,756     11,493,482
    Net increase (decrease) in investment by Sponsor .................             -              -
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract transactions..   (15,412,295)     4,965,469
                                                                       -------------  -------------
    Net increase (decrease) in net assets ............................   (12,955,888)     5,697,022

NET ASSETS:
  Beginning of year ..................................................    71,968,967     66,271,945
                                                                       -------------  -------------
  End of year ........................................................ $  59,013,079  $  71,968,967
                                                                       =============  =============

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                                                                             AMERICA INCOME                    MONEY MARKET
                                                                               YEAR ENDED                       YEAR ENDED
                                                                               DECEMBER 31,                    DECEMBER 31,
                                                                       ----------------------------   -----------------------------
                                                                           2000           1999             2000           1999
                                                                       -------------  -------------   --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $  1,177,681   $  1,267,307    $   1,372,751   $    827,270
    Net realized gain (loss) .........................................     (475,771)      (205,375)               -              -
    Net unrealized gain (loss) .......................................    1,740,633     (2,223,686)               -              -
                                                                       -------------  -------------   --------------  -------------
    Net increase (decrease) in net assets from operations ............    2,442,543     (1,161,754)       1,372,751        827,270
                                                                       -------------  -------------   --------------  -------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................    2,162,708      5,253,558       20,142,914      9,851,766
    Withdrawals ......................................................   (3,277,307)    (3,768,287)     (10,501,383)    (6,815,328)
    Contract benefits ................................................     (935,588)    (1,321,815)      (2,301,873)    (2,652,980)
    Contract charges .................................................       (7,572)        (6,107)         (12,816)        (4,896)
    Transfers between sub-accounts (including fixed account), net ....   (5,490,456)    (5,867,244)      (1,867,550)    13,763,643
    Other transfers from (to) the General Account ....................    1,148,647      7,761,310       (7,196,761)       837,727
    Net increase (decrease) in investment by Sponsor .................            -              -                -              -
                                                                       -------------  -------------   --------------  -------------
    Net increase (decrease) in net assets from contract transactions..   (6,399,568)     2,051,415       (1,737,469)    14,979,932
                                                                       -------------  -------------   --------------  -------------
    Net increase (decrease) in net assets ............................   (3,957,025)       889,661         (364,718)    15,807,202

NET ASSETS:
  Beginning of year ..................................................   29,368,692     28,479,031       36,961,706     21,154,504
                                                                       -------------  -------------   --------------  -------------
  End of year ........................................................ $ 25,411,667   $ 29,368,692    $  36,596,988   $ 36,961,706
                                                                       =============  =============   ==============  =============

                                                                            SWISS FRANC BOND                  GROWTH SHARES
                                                                               YEAR ENDED                       YEAR ENDED
                                                                               DECEMBER 31,                    DECEMBER 31,
                                                                       ----------------------------   ----------------------------
                                                                           2000           1999             2000           1999
                                                                       -------------  -------------   --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $   (497,193)  $   (312,336)   $  (1,879,668)  $ (1,849,552)
    Net realized gain (loss) .........................................   (1,731,105)      (693,149)      13,819,845      1,555,662
    Net unrealized gain (loss) .......................................    1,332,567     (5,838,684)     (24,157,542)     6,319,537
                                                                       -------------  -------------   --------------  -------------
    Net increase (decrease) in net assets from operations ............     (895,731)    (6,844,169)     (12,217,365)     6,025,647
                                                                       -------------  -------------   --------------  -------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................    1,335,572     16,664,976       15,198,161     45,393,510
    Withdrawals ......................................................   (2,812,297)    (2,182,169)     (20,261,654)    (8,707,610)
    Contract benefits ................................................     (303,693)      (440,078)      (3,107,336)    (2,195,426)
    Contract charges .................................................      (20,215)       (20,454)         (63,449)       (37,529)
    Transfers between sub-accounts (including fixed account), net ....   (4,102,950)    (5,244,408)     (40,187,462)    12,015,875
    Other transfers from (to) the General Account ....................     (652,345)       (31,526)       3,999,308     24,010,625
    Net increase (decrease) in investment by Sponsor .................           -              -                -               -
                                                                       -------------  -------------   --------------  -------------
    Net increase (decrease) in net assets from contract transactions..   (6,555,928)     8,746,341      (44,422,432)    70,479,445
                                                                       -------------  -------------   --------------  -------------
    Net increase (decrease) in net assets ............................   (7,451,659)     1,902,172      (56,639,797)    76,505,092

NET ASSETS:
  Beginning of year ..................................................   42,396,897     40,494,725      160,456,200     83,951,108
                                                                       -------------  -------------   --------------  -------------
  End of year ........................................................ $ 34,945,238   $ 42,396,897    $ 103,816,403   $160,456,200
                                                                       =============  =============   ==============  =============

                                                                            PIONEER FUND(a)
                                                                              YEAR ENDED
                                                                              DECEMBER 31,
                                                                       ----------------------------
                                                                           2000           1999
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $ (1,315,495)  $   (803,170)
    Net realized gain (loss) .........................................    4,281,418        999,244
    Net unrealized gain (loss) .......................................   (3,579,897)    19,864,608
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ............     (613,974)    20,060,682
                                                                       -------------  -------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................   47,585,441     58,509,444
    Withdrawals ......................................................  (23,014,636)    (8,809,772)
    Contract benefits ................................................   (4,673,609)    (3,399,385)
    Contract charges .................................................     (108,024)       (35,615)
    Transfers between sub-accounts (including fixed account), net ....  (13,879,334)    17,839,851
    Other transfers from (to) the General Account ....................   11,367,532     29,563,277
    Net increase (decrease) in investment by Sponsor .................            -              -
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract transactions..   17,277,370     93,667,800
                                                                       -------------  -------------
    Net increase (decrease) in net assets ............................   16,663,396    113,728,482

NET ASSETS:
  Beginning of year ..................................................  202,191,728     88,463,246
                                                                       -------------  -------------
  End of year ........................................................ $218,855,124   $202,191,728
                                                                       =============  =============

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                                                                            EMERGING MARKETS                      EUROPE
                                                                               YEAR ENDED                       YEAR ENDED
                                                                              DECEMBER 31,                    DECEMBER 31,
                                                                       ---------------------------      ---------------------------
                                                                           2000           1999              2000           1999
                                                                       ------------    -----------      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $  (229,986)    $  (31,478)      $  (270,537)   $   (99,646)
    Net realized gain (loss) .........................................  (1,373,471)        (5,082)       (1,216,149)       188,230
    Net unrealized gain (loss) .......................................  (6,983,767)     2,282,269        (4,421,721)     2,597,623
                                                                       ------------    -----------      ------------   ------------
    Net increase (decrease) in net assets from operations ............  (8,587,224)     2,245,709        (5,908,407)     2,686,207
                                                                       ------------    -----------      ------------   ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................   4,804,809      2,274,749         6,434,242      3,506,643
    Withdrawals ......................................................  (3,333,701)      (178,825)       (4,800,853)      (836,971)
    Contract benefits ................................................    (144,228)       (31,148)         (140,313)       (17,861)
    Contract charges .................................................      (9,088)          (558)          (12,476)        (1,262)
    Transfers between sub-accounts (including fixed account), net ....   5,885,744      4,449,367         8,531,226      3,186,470
    Other transfers from (to) the General Account ....................   1,189,609        529,607         1,462,999      2,604,148
    Net increase (decrease) in investment by Sponsor .................           -            (28)                -            (21)
                                                                       ------------    -----------      ------------   ------------
    Net increase (decrease) in net assets from contract transactions..   8,393,145      7,043,164        11,474,825      8,441,146
                                                                       ------------    -----------      ------------   ------------
    Net increase (decrease) in net assets ............................    (194,079)     9,288,873         5,566,418     11,127,353

NET ASSETS:
  Beginning of year ..................................................   9,316,729         27,856        12,641,370      1,514,017
                                                                       ------------    -----------      ------------   ------------
  End of year ........................................................ $ 9,122,650     $9,316,729       $18,207,788    $12,641,370
                                                                       ============    ===========      ============   ============

                                                                            STRATEGIC INCOME             HIGH YIELD
                                                                                          PERIOD           PERIOD
                                                                        YEAR ENDED     FROM 7/29/99*    FROM 5/1/00*
                                                                         12/31/00       TO 12/31/99      TO 12/31/00
                                                                       ------------    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $   132,804     $   11,470       $   200,327
    Net realized gain (loss) .........................................     (20,373)           (94)          (31,026)
    Net unrealized gain (loss) .......................................     (34,421)        (9,006)         (304,354)
                                                                       ------------    ------------     ------------
    Net increase (decrease) in net assets from operations ............      78,010          2,370          (135,053)
                                                                       ------------    ------------     ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................   1,623,710        255,245         4,429,521
    Withdrawals ......................................................    (318,921)       (14,392)         (171,946)
    Contract benefits ................................................     (10,502)             -            (5,208)
    Contract charges .................................................      (1,159)            (9)           (1,604)
    Transfers between sub-accounts (including fixed account), net ....     199,517        344,136         1,773,451
    Other transfers from (to) the General Account ....................     467,062        150,292           438,081
    Net increase (decrease) in investment by Sponsor .................           -             (5)             (132)
                                                                       ------------    ------------     ------------
    Net increase (decrease) in net assets from contract transactions..   1,959,707        735,267         6,462,163
                                                                       ------------    ------------     ------------
    Net increase (decrease) in net assets ............................   2,037,717        737,637         6,327,110

NET ASSETS:
  Beginning of year ..................................................     737,637              -                 -
                                                                       ------------    ------------     ------------
  End of year ........................................................ $ 2,775,354     $  737,637       $ 6,327,110
                                                                       ============    ============     ============

* Date of initial investment

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                                                                                        AIM V.I.        ALLIANCE        ALLIANCE
                                                                        SCIENCE &       CAPITAL          PREMIER       TECHNOLOGY
                                                                       TECHNOLOGY     APPRECIATION   GROWTH CLASS B      CLASS B
                                                                         PERIOD          PERIOD          PERIOD          PERIOD
                                                                       FROM 5/1/00*   FROM 5/1/00*    FROM 5/1/00*    FROM 5/1/00*
                                                                       TO 12/31/00    TO 12/31/00     TO 12/31/00      TO 12/31/00
                                                                       ------------   ------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $   (66,318)   $  (174,749)    $  (254,772)    $  (148,702)
    Net realized gain (loss) .........................................    (563,199)       573,246         647,154         390,102
    Net unrealized gain (loss) .......................................  (3,551,596)    (5,186,884)     (7,674,748)     (7,860,499)
                                                                       ------------   ------------   --------------   ------------
    Net increase (decrease) in net assets from operations ............  (4,181,113)    (4,788,387)     (7,282,366)     (7,619,099)
                                                                       ------------   ------------   --------------   ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................   6,146,277     10,506,801      14,332,484       8,756,052
    Withdrawals ......................................................    (391,121)    (1,141,949)     (1,367,363)       (963,076)
    Contract benefits ................................................     (72,274)       (26,764)        (38,257)       (194,842)
    Contract charges .................................................      (4,020)        (8,157)        (10,145)         (7,867)
    Transfers between sub-accounts (including fixed account), net ....   4,395,135     17,365,731      25,138,596      16,536,707
    Other transfers from (to) the General Account ....................   1,825,289      2,328,460       4,000,984       1,662,703
    Net increase (decrease) in investment by Sponsor .................        (370)          (114)             18              52
                                                                       ------------   ------------   --------------   ------------
    Net increase (decrease) in net assets from contract transactions..  11,898,916     29,024,008      42,056,317      25,789,729
                                                                       ------------   ------------   --------------   ------------
    Net increase (decrease) in net assets ............................   7,717,803     24,235,621      34,773,951      18,170,630

NET ASSETS:
  Beginning of year ..................................................           -              -               -               -
                                                                       ------------   ------------   --------------   ------------
  End of year ........................................................ $ 7,717,803    $24,235,621     $34,773,951     $18,170,630
                                                                       ============   ============   ==============   ============

                                                                           DGPF
                                                                          GROWTH
                                                                       OPPORTUNITIES
                                                                       SERVICE CLASS
                                                                          PERIOD
                                                                       FROM 5/1/00*
                                                                        TO 12/31/00
                                                                       -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $   (66,729)
    Net realized gain (loss) .........................................     (84,571)
    Net unrealized gain (loss) .......................................  (1,646,922)
                                                                       -------------
    Net increase (decrease) in net assets from operations ............  (1,798,222)
                                                                       -------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................   3,456,533
    Withdrawals ......................................................    (371,232)
    Contract benefits ................................................     (77,790)
    Contract charges .................................................      (3,075)
    Transfers between sub-accounts (including fixed account), net ....   7,368,341
    Other transfers from (to) the General Account ....................     978,675
    Net increase (decrease) in investment by Sponsor .................         (36)
                                                                       -------------
    Net increase (decrease) in net assets from contract transactions..  11,351,416
                                                                       -------------
    Net increase (decrease) in net assets ............................   9,553,194

NET ASSETS:
  Beginning of year ..................................................           -
                                                                       -------------
  End of year ........................................................ $ 9,553,194
                                                                       =============


* Date of initial investment

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                                                                                                                        TEMPLETON
                                                                          DGPF                          TEMPLETON     INTERNATIONAL
                                                                         SELECT         FRANKLIN          ASSET           SMALLER
                                                                         GROWTH         SMALL CAP       STRATEGY         COMPANIES
                                                                      SERVICE CLASS      CLASS 2         CLASS 2          CLASS 2
                                                                         PERIOD          PERIOD          PERIOD           PERIOD
                                                                       FROM 5/1/00*    FROM 5/1/00*    FROM 5/1/00*    FROM 5/1/00*
                                                                       TO 12/31/00     TO 12/31/00     TO 12/31/00     TO 12/31/00
                                                                      -------------    ------------    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $  (136,523)    $   (71,781)    $   (6,362)     $ (4,286)
    Net realized gain (loss) .........................................     (88,684)       (333,560)        (1,157)       (3,125)
    Net unrealized gain (loss) .......................................  (3,010,165)     (1,997,943)        23,042       (30,100)
                                                                      -------------    ------------    ------------   -------------
    Net increase (decrease) in net assets from operations ............  (3,235,372)     (2,403,284)        15,523       (37,511)
                                                                      -------------    ------------    ------------   -------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................   4,307,571       8,515,304        809,996       478,494
    Withdrawals ......................................................    (582,836)       (372,633)       (31,191)       (1,553)
    Contract benefits ................................................     (67,601)              -              -             -
    Contract charges .................................................      (2,790)         (4,064)          (218)         (287)
    Transfers between sub-accounts (including fixed account), net ....  13,601,896       5,768,981        462,850       251,846
    Other transfers from (to) the General Account ....................     895,350         958,245         81,570        70,827
    Net increase (decrease) in investment by Sponsor .................         (85)            (35)           (89)          (75)
                                                                      -------------    ------------    ------------   -------------
    Net increase (decrease) in net assets from contract transactions..  18,151,505      14,865,798      1,322,918       799,252
                                                                      -------------    ------------    ------------   -------------
    Net increase (decrease) in net assets ............................  14,916,133      12,462,514      1,338,441       761,741

NET ASSETS:
  Beginning of year ..................................................           -               -              -             -
                                                                      -------------    ------------    ------------   -------------
  End of year ........................................................ $14,916,133     $12,462,514     $1,338,441      $761,741
                                                                      =============    ============    ============   =============
                                                                         VAN KAMPEN
                                                                        LIT EMERGING
                                                                          GROWTH
                                                                          PERIOD
                                                                        FROM 5/1/00*
                                                                         TO 12/31/00
                                                                       -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $  (199,699)
    Net realized gain (loss) .........................................     (265,629)
    Net unrealized gain (loss) .......................................   (5,573,127)
                                                                       -------------
    Net increase (decrease) in net assets from operations ............   (6,038,455)
                                                                       -------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................   12,405,814
    Withdrawals ......................................................     (919,462)
    Contract benefits ................................................       (9,270)
    Contract charges .................................................       (8,112)
    Transfers between sub-accounts (including fixed account), net ....   19,571,904
    Other transfers from (to) the General Account ....................    2,568,778
    Net increase (decrease) in investment by Sponsor .................          (50)
                                                                       -------------
    Net increase (decrease) in net assets from contract transactions..   33,609,602
                                                                       -------------
    Net increase (decrease) in net assets ............................   27,571,147

NET ASSETS:
  Beginning of year ..................................................            -
                                                                       -------------
  End of year ........................................................  $27,571,147
                                                                       =============

* Date of initial investment

The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-P
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-P, which funds the Pioneer Vision variable annuity contracts, is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on October 27, 1994 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Separate Account VA-P are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account VA-P cannot be charged with liabilities arising out of any other business of the Company.

     Separate Account VA-P is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account VA-P currently offers twenty-four Sub-Accounts under the contracts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Pioneer Variable Contracts Trust (Pioneer VCT) managed by Pioneer Investment Management, Inc.; or of the AIM Variable Insurance Funds (AVIF) managed by AIM Advisors, Inc.; or of the Alliance Variable Products Series Fund, Inc. (Alliance) managed by Alliance Capital Management, L.P.; or of the Delaware Group Premium Fund
(DGPF) managed by Delaware Management Company; or of the Franklin Templeton Variable Insurance Products Trust (FT VIP) managed by Templeton Global Advisors Limited or Templeton Investment Counsel, Inc.; or of the Van Kampen Life Investment Trust (Van Kampen) managed by Van Kampen Asset Management Inc.. Pioneer VCT, AVIF, Alliance, DGPF, FT VIP and Van Kampen (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

     Effective May 1, 2000, Capital Growth was renamed Mid-Cap Value, and Growth and Income was renamed Pioneer Fund.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by Separate Account VA-P in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Separate Account VA-P. Therefore, no provision for income taxes has been charged against Separate Account VA-P.

                              SEPARATE ACCOUNT VA-P
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Fund at December 31, 2000 were as follows:

                                                                     PORTFOLIO INFORMATION
                                                         ---------------------------------------------
                                                                                            NET ASSET
                                                             NUMBER OF       AGGREGATE        VALUE
INVESTMENT PORTFOLIO                                          SHARES            COST        PER SHARE
--------------------                                       --------------  ---------------  ------------
International Growth ...................................     4,026,211     $ 51,215,311      $ 11.830
Mid-Cap Value(a) .......................................     5,621,512       83,052,755        17.790
Real Estate Growth .....................................     1,476,994       20,974,027        14.420
Equity-Income ..........................................     8,435,837      146,996,908        21.280
Balanced ...............................................     4,041,992       57,702,023        14.600
America Income .........................................     2,548,813       25,376,262         9.970
Money Market. ..........................................    36,596,988       36,596,988         1.000
Swiss Franc Bond .......................................     3,073,460       39,224,380        11.370
Growth Shares ..........................................     5,645,264      111,610,272        18.390
Pioneer Fund(a) ........................................     9,653,953      192,538,175        22.670
Emerging Markets .......................................       753,938       13,823,267        12.100
Europe .................................................     1,644,787       19,966,951        11.070
Strategic Income .......................................       294,311        2,818,781         9.430
High Yield .............................................       644,309        6,631,464         9.820
Science and Technology .................................     1,031,792       11,269,399         7.480
AIM V.I. Capital Appreciation ..........................       785,850       29,422,505        30.840
Alliance Premier Growth Class B ........................     1,089,068       42,448,699        31.930
Alliance Technology Class B. ...........................       729,744       26,031,129        24.900
DGPF Growth Opportunities Service Class ................       398,382       11,200,116        23.980
DGPF Select Growth Service Class .......................     1,370,968       17,926,298        10.880
Franklin Small Cap Class 2 .............................       589,523       14,460,457        21.140
Templeton Asset Strategy Class 2 .......................        69,966        1,315,399        19.130
Templeton International Smaller Companies Class 2 ......        70,926          791,841        10.740
Van Kampen LIT Emerging Growth .........................       665,327       33,144,274        41.440

(a) Name changed.  See Note 1.

                              SEPARATE ACCOUNT VA-P
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     A contract fee is currently deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is $50,000 or less on contracts issued on Form A3023-95 (Pioneer Vision) and Form A3025-96 (Pioneer Vision 2), and less than $75,000 on contracts issued on Form A3028-99 (Pioneer XtraVision) and Form A3027-98 (Pioneer C-Vision). The fee is currently waived for Pioneer Vision, Pioneer Vision 2 and Pioneer XtraVision contracts issued to and maintained by the trustee of a 401(k) plan.

     Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Separate Account VA-P, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of Allmerica Investments and to certain independent broker-dealers. The Pioneer Vision, Pioneer Vision 2, and Pioneer XtraVision contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

                              SEPARATE ACCOUNT VA-P
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:

                                                         YEAR ENDED DECEMBER 31,
                                                   2000                           1999
                                      ------------------------------    ------------------------------
                                          UNITS            AMOUNT            UNITS            AMOUNT
                                      -------------    -------------    -------------    -------------
International Growth
  Issuance of Units ...............      62,520,095    $  79,862,318       15,703,043    $  19,470,293
  Redemption of Units .............     (66,148,888)     (84,205,414)     (18,272,831)     (22,207,308)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......      (3,628,793)   $  (4,343,096)      (2,569,788)   $  (2,737,015)
                                      =============    =============    =============    =============

Mid-Cap Value(a)
  Issuance of Units ...............      14,894,748    $  25,466,041       21,083,689    $  34,186,741
  Redemption of Units .............     (29,319,959)     (51,144,616)     (24,126,991)     (38,411,936)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......     (14,425,211)   $ (25,678,575)      (3,043,302)   $  (4,225,195)
                                      =============    =============    =============    =============

Real Estate Growth
  Issuance of Units ...............       3,406,962    $   5,401,427        4,431,978    $   6,041,885
  Redemption of Units .............      (6,232,868)      (9,635,127)      (9,207,361)     (13,007,279)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......      (2,825,906)   $  (4,233,700)      (4,775,383)   $  (6,965,394)
                                      =============    =============    =============    =============

Equity-Income
  Issuance of Units ...............      11,406,080    $  24,539,991       32,186,033    $  71,460,618
  Redemption of Units .............     (40,949,915)     (88,943,190)     (21,907,718)     (48,278,691)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......     (29,543,835)   $ (64,403,199)      10,278,315    $  23,181,927
                                      =============    =============    =============    =============

Balanced
  Issuance of Units ...............       5,217,499    $   8,280,987       16,862,236    $  25,906,097
  Redemption of Units .............     (14,985,459)     (23,693,282)     (13,670,084)     (20,940,628)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......      (9,767,960)   $ (15,412,295)       3,192,152    $   4,965,469
                                      =============    =============    =============    =============

America Income
  Issuance of Units ...............       5,630,963    $   6,296,354       15,874,213    $  21,094,048
  Redemption of Units .............     (11,160,005)     (12,695,922)     (14,137,026)     (19,042,633)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......      (5,529,042)   $  (6,399,568)       1,737,187    $   2,051,415
                                      =============    =============    =============    =============

Money Market
  Issuance of Units ...............     131,558,062    $ 155,803,141       66,295,501    $  74,836,038
  Redemption of Units .............    (133,156,005)    (157,540,610)     (53,263,167)     (59,856,106)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......      (1,597,943)   $  (1,737,469)      13,032,334    $  14,979,932
                                      =============    =============    =============    =============

Swiss Franc Bond
  Issuance of Units ...............       3,851,351    $   2,646,164       30,472,489    $  21,251,315
  Redemption of Units .............     (13,291,068)      (9,202,092)     (19,850,881)     (12,504,974)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......      (9,439,717)   $  (6,555,928)      10,621,608    $   8,746,341
                                      =============    =============    =============    =============

                                         SEPARATE ACCOUNT VA-P

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                         YEAR ENDED DECEMBER 31,
                                                     2000                           1999
                                        ------------------------------    ------------------------------
                                          UNITS            AMOUNT            UNITS            AMOUNT
                                        -------------    -------------    -------------    -------------
Growth Shares
  Issuance of Units .................      30,688,103    $  42,477,398       84,246,869    $ 116,543,939
  Redemption of Units ...............     (63,200,219)     (86,899,830)     (34,225,758)     (46,064,494)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........     (32,512,116)   $ (44,422,432)      50,021,111    $  70,479,445
                                        =============    =============    =============    =============

Pioneer Fund(a)
  Issuance of Units .................      60,361,260    $  90,636,949       93,674,238    $ 128,593,916
  Redemption of Units ...............     (48,934,076)     (73,359,579)     (25,923,618)     (34,926,116)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........      11,427,184    $  17,277,370       67,750,620    $  93,667,800
                                        =============    =============    =============    =============

Emerging Markets
  Issuance of Units .................      16,786,432    $  26,731,596        6,448,175    $   9,180,359
  Redemption of Units ...............     (14,213,772)     (18,338,451)      (1,423,447)      (2,137,195)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........       2,572,660    $   8,393,145        5,024,728    $   7,043,164
                                        =============    =============    =============    =============

Europe
  Issuance of Units .................      42,622,909    $  51,591,360       10,875,307    $  11,961,426
  Redemption of Units ...............     (35,153,061)     (40,116,535)      (2,870,630)      (3,520,280)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........       7,469,848    $  11,474,825        8,004,677    $   8,441,146
                                        =============    =============    =============    =============

Strategic Income
  Issuance of Units .................       3,085,664    $   3,052,843          759,646    $     758,029
  Redemption of Units ...............      (1,133,368)      (1,093,136)         (22,817)         (22,762)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........       1,952,296    $   1,959,707          736,829    $     735,267
                                        =============    =============    =============    =============

High Yield
  Issuance of Units .................       8,116,925    $   8,541,645                -    $           -
  Redemption of Units ...............      (1,986,004)      (2,079,482)               -                -
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........       6,130,921    $   6,462,163                -    $           -
                                        =============    =============    =============    =============

Science and Technology
  Issuance of Units .................      13,643,675    $  14,754,824                -    $           -
  Redemption of Units ...............      (3,228,146)      (2,855,908)               -                -
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........      10,415,529    $  11,898,916                -    $           -
                                        =============    =============    =============    =============

AIM V.I. Capital Appreciation
  Issuance of Units .................      31,904,316    $  31,580,043                -    $           -
  Redemption of Units ...............      (2,777,029)      (2,556,035)               -                -
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........      29,127,287    $  29,024,008                -    $           -
                                        =============    =============    =============    =============

                              SEPARATE ACCOUNT VA-P

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)


                                                                         YEAR ENDED DECEMBER 31,
                                                                  2000                           1999
                                                    ------------------------------    ------------------------------
                                                       UNITS            AMOUNT            UNITS            AMOUNT
                                                    -------------    -------------    ------------    -------------
Alliance Premier Growth Class B
  Issuance of Units .............................     49,307,384    $ 46,416,534               -     $           -
  Redemption of Units ...........................     (5,050,288)     (4,360,217)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................     44,257,096    $ 42,056,317               -     $           -
                                                    ============    ============    =============    ==============

Alliance Technology Class B
  Issuance of Units .............................     32,142,050    $ 29,146,543               -     $           -
  Redemption of Units ...........................     (4,034,285)     (3,356,814)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................     28,107,765    $ 25,789,729               -     $           -
                                                    ============    ============    =============    ==============

DGPF Growth Opportunities Service Class
  Issuance of Units .............................     17,985,588    $ 17,693,481               -     $           -
  Redemption of Units ...........................     (6,488,155)     (6,342,065)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................     11,497,433    $ 11,351,416               -     $           -
                                                    ============    ============    =============    ==============

DGPF Select Growth Service Class
  Issuance of Units .............................     20,451,359    $ 19,694,765               -     $           -
  Redemption of Units ...........................     (1,560,374)     (1,543,260)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................     18,890,985    $ 18,151,505               -     $           -
                                                    ============    ============    =============    ==============

Franklin Small Cap Class 2
  Issuance of Units .............................     21,342,579    $ 21,082,721               -     $           -
  Redemption of Units ...........................     (6,363,938)     (6,216,923)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................     14,978,641    $ 14,865,798               -     $           -
                                                    ============    ============    =============    ==============

Templeton Asset Strategy Class 2
  Issuance of Units .............................      1,391,484    $  1,374,375               -     $           -
  Redemption of Units ...........................        (51,686)        (51,457)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................      1,339,798    $  1,322,918               -     $           -
                                                    ============    ============    =============    ==============

Templeton International Smaller Companies Class 2
  Issuance of Units .............................        844,101    $    850,988               -     $           -
  Redemption of Units ...........................        (53,677)        (51,736)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................        790,424    $    799,252               -     $           -
                                                    ============    ============    =============    ==============

Van Kampen LIT Emerging Growth

  Issuance of Units .............................     43,050,770    $ 41,274,719               -     $           -
  Redemption of Units ...........................     (8,355,025)     (7,665,117)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................     34,695,745    $ 33,609,602               -     $           -
                                                    ============    ============    =============    ==============


(a) Name changed.  See Note 1.

                              SEPARATE ACCOUNT VA-P

NOTE 6 - DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account VA-P satisfies the current requirements of the regulations, and it intends that Separate Account VA-P will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of shares of the Fund by Separate Account VA-P during the year ended December 31, 2000 were as follows:

INVESTMENT PORTFOLIO                                             PURCHASES       SALES
--------------------                                           ------------   ------------
International Growth .......................................   $ 55,224,379   $ 59,975,930
Mid-Cap Value(a) ...........................................     17,428,963     37,372,561
Real Estate Growth .........................................      3,494,871      6,975,461
Equity-Income ..............................................     23,148,927     70,925,276
Balanced ...................................................      4,024,616     18,277,893
America Income .............................................      4,443,598      9,665,690
Money Market ...............................................    107,567,835    107,932,553
Swiss Franc Bond ...........................................      1,588,730      8,641,851
Growth Shares ..............................................     23,632,107     58,186,243
Pioneer Fund(a) ............................................     39,071,896     21,898,866
Emerging Markets ...........................................     20,654,048     12,119,077
Europe .....................................................     37,858,393     26,635,760
Strategic Income ...........................................      3,051,490        958,979
High Yield .................................................      8,027,072      1,364,582
Science and Technology .....................................     13,683,451      1,850,853
AIM V.I. Capital Appreciation ..............................     30,019,266        497,063
Alliance Premier Growth Class B ............................     43,985,803      1,364,178
Alliance Technology Class B ................................     27,028,208        873,121
DGPF Growth Opportunities Service Class ....................     15,374,688      4,090,001
DGPF Select Growth Service Class ...........................     18,610,186        595,204
Franklin Small Cap Class 2 .................................     18,558,838      3,764,821
Templeton Asset Strategy Class 2 ...........................      1,355,629         39,073
Templeton International Smaller Companies Class 2 ..........        845,658         50,692
Van Kampen LIT Emerging Growth .............................     35,964,423      2,554,520
                                                               ------------   ------------
  Totals ...................................................   $554,643,075   $456,610,248
                                                               ============   ============

(a) Name changed.  See Note 1.

NOTE 8 - ACCOUNTING PRONOUNCEMENTS

     In November of 2000, a revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The impact of this guide is not considered to be significant.

                            PART C. OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company
          Financial Statements for Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

             EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated October 27, 1994 was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

             EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

             EXHIBIT 3  (a)  Underwriting and Administrative Services Agreement
                             was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                        (b) Wholesaling Agreement and Amendment were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                        (c) Sales Agreements with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                        (d) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                        (e) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                        (f) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

             EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 11, and is incorporated by reference herein. Contract Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein. Contract Form B was previously filed in Post-Effective Amendment No. 4 on May 1, 1996, and is incorporated by reference herein.


             EXHIBIT 5 Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein. Application Form B was previously filed in Post-Effective Amendment No. 4, on May 1, 1996 and is incorporated by reference herein.

             EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws were previously filed in Registrant's initial Registration Statement on November 3, 1994 and are incorporated by reference herein. An Amendment to the Articles of Incorporation and Bylaws were previously filed on October 1, 1996, and are incorporated by reference herein.

             EXHIBIT 7       Not Applicable.

             EXHIBIT 8  (a)  BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                        (b)  Directors' Power of Attorney is filed herewith.

             EXHIBIT 9       Opinion of Counsel is filed herewith.

             EXHIBIT 10 Consent of Independent Accountants is filed herewith.

             EXHIBIT 11      None.

             EXHIBIT 12      None.

             EXHIBIT 13 Schedule for Computation of Performance Quotations is filed herewith.

             EXHIBIT 14      Not Applicable.

             EXHIBIT 15  (a) Amendment dated October 24, 2000 to the Pioneer
                             Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment with Pioneer was previously filed in Registrant's Post-Effective Amendment No. 14 (Registration Statement No. 33-85916/811-68848) on April 21, 2000, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                         (b) Form of Amendment #6 to the AIM Participation
                             Agreement previously was filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective

                             Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                         (c) Form of Amendment dated May 1, 2001 to the Amended
                             and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and are
                             incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed in Registrant's Post-Effective Amendment No. 14 (Registration Statement No. 33-85916/811-68848) on April 21, 2000, and is
                             incorporated by reference herein.

                         (d) Form of Amendment dated May 1, 2001 to the
                             Delaware Group Premium Fund Participation
                             Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                             incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                         (e) Form of Amendment dated May 1, 2001 and the
                             Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                             incorporated by reference herein.

                         (f) Amendment dated October 19, 2000 to the
                             Participation Agreement with Van Kampen is filed herewith. Form of Participation Agreement with Van Kampen was previously filed in Registrant's Post-Effective Amendment No. 14 (Registration Statement No. 33-85916/811-68848) on April 21,
                             2000, and is incorporated by reference herein..

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts  01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary  and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and Chief      President (since 1991) of First Allmerica; Director (since 1996)
    Investment Officer                      and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First
    Director, President and Chief           Allmerica; Director (since 1990), President and Chief
    Executive Officer                       Executive Officer (since 1995) of Allmerica Financial Life
                                            Insurance and Annuity Company;
                                            Director and President (since 1998)
                                            of Allmerica Financial Investment
                                            Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of
    Director and Vice President             First Allmerica

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                 NAME                             ADDRESS                    TYPE OF BUSINESS
                 ----                             -------                    ----------------
AAM Equity Fund                             440 Lincoln Street         Massachusetts Grantor Trust
                                            Worcester MA 01653

AAM Growth & Income Fund, L.P.              440 Lincoln Street         Limited Partnership
                                            Worcester MA 01653

AAM High Yield Fund, L.L.C.                 440 Lincoln Street         Limited liability company
                                            Worcester MA 01653

Advantage Insurance Network, Inc.           440 Lincoln Street         Insurance Agency
                                            Worcester MA 01653

AFC Capital Trust I                         440 Lincoln Street         Statutory Business Trust
                                            Worcester MA 01653

Allmerica Asset Management, Inc.            440 Lincoln Street         Investment advisory services
                                            Worcester MA 01653

Allmerica Asset Management Limited          440 Lincoln Street         Investment advisory services
                                            Worcester MA 01653

Allmerica Benefits, Inc.                    440 Lincoln Street         Non-insurance medical services
                                            Worcester MA 01653

Allmerica Equity Index Pool                 440 Lincoln Street         Massachusetts Grantor Trust
                                            Worcester MA 01653

Allmerica Financial Alliance Insurance      100 North Parkway          Multi-line property and casualty
Company                                     Worcester MA 01605         Insurance

Allmerica Financial Benefit Insurance       645 West Grand River       Multi-line property and casualty
Company                                     Howell MI 48843            Insurance

Allmerica Financial Corporation             440 Lincoln Street         Holding Company
                                            Worcester MA 01653

Allmerica Financial Insurance               440 Lincoln Street         Insurance Broker
Brokers, Inc.                               Worcester MA 01653

Allmerica Financial Life Insurance          440 Lincoln Street         Life insurance, accident and health
and Annuity Company (formerly               Worcester MA 01653         insurance, annuities,
known as SMA Life Assurance Company)                                   variable annuities and
                                                                       variable life insurance

Allmerica Financial Services Insurance      440 Lincoln Street         Insurance Agency
Agency, Inc.                                Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street      Special purpose funding vehicle for
                                                  Worcester MA 01653      Commercial paper

Allmerica, Inc.                                   440 Lincoln Street      Common employer for Allmerica
                                                  Worcester MA 01653      Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street      Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
Known as Allmerica Institutional
Services, Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street      Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street      Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street      Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street      Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street      Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street      Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street      Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street      Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street      Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street      Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street      Limited purpose national trust
                                                  Worcester MA 01653      Company

AMGRO, Inc.                                       100 North Parkway       Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River    Multi-line property and casualty
                                                  Howell MI 48843         Insurance

Citizens Insurance Company of Illinois            333 Pierce Road         Multi-line property and casualty
                                                  Itasca IL 60143         Insurance

Citizens Insurance Company of the                 3950 Priority Way       Multi-line property and casualty
Midwest                                           South Drive, Suite 200  Insurance
                                                  Indianapolis IN 46240

Citizens Insurance Company of Ohio                8101 N. High Street     Multi-line property and casualty
                                                  P.O. Box 342250         Insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River    Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas    Computer software company
                                                  Suite A
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street      Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653      and health insurance company
Assurance Company of America)

First Sterling Limited                            41 Cedar Avenue         Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue         Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street      Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway       Multi-line property and casualty
Company                                           Worcester MA 01605      Insurance

The Hanover Insurance Company                     100 North Parkway       Multi-line property and casualty
                                                  Worcester MA 01605      Insurance

Hanover Texas Insurance Management                NationsBank Tower       Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Parkway    Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 NationsBank Tower       Multi-line property and casualty
                                                  15301 Dallas Parkway    Insurance
                                                  Dallas TX 75248

Lloyds Credit Corporation                         440 Lincoln Street      Premium financing service
                                                  Worcester MA 01653      Franchises

Massachusetts Bay Insurance Company               100 North Parkway       Multi-line property and casualty
                                                  Worcester MA 01605      Insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street      Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street      Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653


ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2001, there were 4,622 Contract holders of qualified Contracts and 10,987 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors and administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Account IMO, Separate Account FUVUL, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account SPVL, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653


      NAME                   POSITION OR OFFICE WITH UNDERWRITER
      ----                   -----------------------------------

Margaret L. Abbott           Vice President

Emil J. Aberizk, Jr.         Vice President

Edward T. Berger             Vice President and Chief Compliance Officer

Michael J. Brodeur           Vice President Operations

Mark R. Colborn              Vice President

Charles F. Cronin            Secretary/Clerk

Claudia J. Eckels            Vice President

Philip L. Heffernan          Vice President

J. Kendall Huber             Director

Mark C. McGivney             Treasurer

William F. Monroe, Jr.       President, Director and Chief Executive Officer

K. David Nunley              Vice President

Stephen Parker               Vice President and Director

Richard M. Reilly            Director and Chairman of the Board

Eric A. Simonsen             Director


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by
     Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of April, 2001.

                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                          By: /s/ Charles F. Cronin
                              ----------------------
                              Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                                TITLE                                                         DATE
----------                                -----                                                         ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                       April 2, 2001
------------------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                        Director, President and Chief Executive Officer
------------------------------------

John F. O'Brien*                          Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                        Director and Vice President
------------------------------------

Mark R. Colborn*                          Director and Vice President
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
------------------------------------

Robert P. Restrepo, Jr.*                  Director
------------------------------------

Eric A. Simonsen*                         Director and Vice President
------------------------------------

Gregory D. Tranter*                       Director and Vice President
------------------------------------


*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
---------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
 (33-85916)

                                  EXHIBIT TABLE

Exhibit 8(b)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants

Exhibit 15(f) Amendment dated October 19, 2000 to the Participation Agreement with Van Kampen